MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio                       Maxim Templeton(R) International Equity Portfolio
Maxim Loomis Sayles Bond Portfolio                 Maxim INVESCO ADR Portfolio
Maxim U.S. Government Securities Portfolio         Maxim MFS(R)International Growth Portfolio
Maxim Short Duration Bond Portfolio
Maxim U.S. Government Mortgage                     Maxim T. Rowe Price Equity/Income Portfolio
   Securities Portfolio                            Maxim Janus Large Cap Growth Portfolio
Maxim Global Bond Portfolio
Maxim Federated Bond Portfolio                     Maxim Ariel Small-Cap Value Portfolio
Maxim Janus High Yield Bond Portfolio              Maxim MFS(R) Small-Cap Growth Portfolio
                                                   Maxim Loomis Sayles Small-Cap Value Portfolio
Maxim Ariel MidCap Value Portfolio
Maxim T. Rowe Price MidCap Growth Portfolio        Maxim Aggressive Profile I Portfolio
                                                   Maxim  Moderately Aggressive Profile I Portfolio

Maxim Stock Index Portfolio                        Maxim Moderate Profile I Portfolio
Maxim Index 600 Portfolio                          Maxim Moderately Conservative Profile I Portfolio
Maxim Value Index Portfolio                        Maxim Conservative Profile I Portfolio
Maxim Growth Index Portfolio                       Maxim Aggressive Profile II Portfolio
Maxim Bond Index Portfolio                         Maxim Moderately Aggressive Profile II Portfolio
Maxim S&P 500 Index(R)Portfolio                    Maxim Moderate Profile II Portfolio
                                                   Maxim Moderately Conservative Profile II Portfolio
                                                   Maxim Conservative Profile II Portfolio

                               (the "Portfolios")

                                ----------------
                             8515 East Orchard Road
                           Greenwood Village, CO 80111
                                 (800) -537-2033

This Prospectus describes thirty-four portfolios, twenty-one of which are "Equity Portfolios," and thirteen of which are "Debt Portfolios" (including the Money Market Portfolio). GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by "Sub-Advisers" hired by MCM.

Each Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.

The Fund is available only as an investment option for certain variable annuity contracts, variable life insurance policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan that makes one or more of the Portfolios available for investment.

This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.

                 The date of this Prospectus is April 30, 2004.

The Portfolios at a Glance.............................................3
        Maxim Money Market Portfolio...................................3
        Maxim Bond Portfolios..........................................5
        Maxim Small-Cap Portfolios....................................18
        Maxim MidCap Portfolios.......................................23
        Maxim Foreign Equity Portfolios...............................27
        Maxim Domestic Equity Portfolios..............................32
        Maxim Equity Index Portfolios.................................36
        Maxim Profile Portfolios......................................40

Fees and Expenses.....................................................50

Examples..............................................................52

More Information About the Portfolios.................................53
        The Equity Portfolios.........................................53
        The Debt Portfolios...........................................55
        The Money Market Portfolio....................................56

Other Investment Practices............................................57

Management of the Portfolios..........................................58

Important Information About Your Investment...........................62

Financial Highlights..................................................66

Additional Information

                           THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios' investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in any of the Portfolios.

THE MAXIM MONEY MARKET PORTFOLIO

The investment objective for this Portfolio is to:

o Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

o Invest in high-quality, short-term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or unrated securities of comparable quality).

o   Invest in securities which are only denominated in U.S. dollars.

The principal investment risks for this Portfolio include:

Possible loss of money

o You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them. For example, the Portfolio could lose money if a security purchased by the Portfolio is downgraded and the Portfolio must sell the security at less than the cost of the security.

Interest rate risk

o The market value of a money market instrument is affected by changes in interest rates. Generally, the longer the maturity of a security, the greater is interest rate risk. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have higher yields.

Credit Risk

o A money market instrument's value can be affected by changes in its credit quality rating or its issuer's financial conditions. An issuer may default on its obligation to pay principal and/or interest, potentially reducing the Portfolio's income level and share price. While the risk of default is generally considered remote for any securities guaranteed by the U.S. Government, not all the Portfolio's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them and corporate debt securities carry no guarantee. Also, any guarantees on securities the Portfolio owns do not extend to shares of the Portfolio itself.

Other Risks

o When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1994     3.80%
1995     5.62%
1996     5.04%
1997     5.24%
1998     5.15%
1999     4.81%
2000     6.07%
2001     3.80%
2002     1.40%
2003     0.73%


During the periods shown in the chart for the Maxim Money Market Portfolio, the highest return for a quarter was 1.55% (quarter ending September, 2000) and the lowest return for a quarter was 0.16% (quarter ending September, 2003).

The average annual total return for the one year, five years and ten years for the period ended December 31, 2003:

                                    One Year       Five Years    Ten Years
Maxim Money Market Portfolio        0.73%          3.34%         4.15%

The inception date for the Maxim Money Market Portfolio was February 25, 1982.

Yield

Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2003, the Money Market Portfolio's 7-day yield and its effective yield were:

                                     7-Day Yield      Effective Yield

Maxim Money Market Portfolio            0.59%              0.62%


MAXIM BOND PORTFOLIOS

Maxim Short Duration Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return that is consistent with preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade bonds.

o   Select securities based on relative value, maturity, quality and sector.

o Maintain an actively managed portfolio of bonds selected from several categories including:

    o    U.S. Treasuries and Agency securities;

    o    Commercial and residential mortgage-backed securities;

    o    Asset-backed securities; and

    o    Corporate bonds.

o   Maintain a weighted average quality of A or higher.

o Maintain average duration between 1 to 3 years based on the adviser's forecast for interest rates.

o Invest up to 20% in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest. o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Non-Diversification Risk

o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a diversified portfolio.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1996     4.70%
1997     6.14%
1998     6.36%
1999     3.37%
2000     7.24%
2001     7.91%
2002     6.16%
2003     3.22%

During the periods shown in the chart for the Maxim Short Duration Bond Portfolio, the highest return for a quarter was 3.73% (quarter ending September, 2001) and the lowest return for a quarter was -0.34% (quarter ending March,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                                                    Since
                                         One Year    Five Years    Inception
Maxim Short Duration Bond Portfolio        3.22%        5.56%        5.71%
Lehman 1-3 Year Credit Bond Index          2.82%        5.79%        6.10%

The inception date for the Maxim Short Duration Bond Portfolio was August 1,
1995.

The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim U.S. Government Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.S. Government) representing individual interests in pools of these types of U.S. Treasury securities.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o   An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk

o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

Year-by-Year

[OBJECT OMITTED]
1994    -3.20%
1995    16.09%
1996     3.92%
1997     8.51%
1998     7.24%
1999     0.30%
2000    10.58%
2001     7.07%
2002     9.81%
2003     2.57%

During the periods shown in the chart for the Maxim U.S.
Government Securities Portfolio, the highest return for a quarter was 5.20% (quarter ending June, 1995) and the lowest return for a quarter was -2.70% (quarter ending March, 1994).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2003:

                                               One Year   Five Years   Ten Years
Maxim U.S. Government Securities Portfolio       2.57%       5.99%        6.16%
Lehman Aggregate Bond Index                      4.10%       6.62%        6.95%

The inception date for the Maxim U.S. Government Securities Portfolio was April 8, 1985.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim U.S. Government Mortgage Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage related securities that have been issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o An issuer may default on its obligation to pay principal and/or interest.

Non-Diversification Risk

o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a diversified portfolio.

Prepayment Risk

o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1994    -2.34%
1995    15.55%
1996     4.29%
1997     8.64%
1998     7.12%
1999     0.51%
2000    10.71%
2001     7.13%
2002     9.83%
2003     2.52%

During the periods shown in the chart for the Maxim U.S. Government Mortgage Securities Portfolio, the highest return for a quarter was 4.76% (quarter ending June, 1995) and the lowest return for a quarter was -2.33% (quarter ending March, 1994).

The average annual total return for one year, five years and ten years for the period ended December 31, 2003:

                                           One Year    Five Years    Ten Years
Maxim U.S. Government Mortgage Securities   2.52%         6.07%        6.28%
Portfolio
Lehman Aggregate Bond Index                 4.10%         6.62%        6.95%

The inception date for the Maxim U.S. Government Mortgage Securities Portfolio was December 1, 1992.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Janus High Yield Bond  Portfolio  (Sub-Adviser:  Janus Capital  Management
LLC)

The investment objective of this Portfolio is to:

o Seek to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield/high-risk ("junk") bonds and convertible and preferred securities rated below investment grade.

o High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization. The Portfolio defines high yield bonds to include: bank loans; payment-in-kind securities; fixed, variable, floating rate and deferred interest debt obligations; zero coupon bonds; mortgage-backed and asset-backed debt obligations; structured debt obligations; and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high-yield bond for investment by the Portfolio, the Sub-adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating organizations. The Sub-adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-adviser does not have restrictions on the rating level of the securities in the Portfolio and may purchase and hold securities in default.

o Seek attractive investment opportunities consistent with the Portfolio's investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

o The Portfolio may also invest in foreign equity and debt securities without limit within the parameters of the Portfolio's specific investment policies.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o   An issuer may default on its obligation to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk

o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The inception date for the Portfolio was May 21, 2003. No performance data is available as this Portfolio has less than one year of performance.

Maxim Loomis Sayles Bond Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o Seek high total investment return through a combination of current income and capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities.

o Focus on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential.

o   Invest up to 20% in preferred stock and convertible preferred stock.

o Invest up to 20% of its total assets in foreign securities; however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation.

o Invest up to 35% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o   An issuer may default on its obligation to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Preferred Stock Risk

o Preferred stocks are subject to interest rate risk and credit risk. The value of these stocks will tend to fall in response to a general increase in interest rates and rise in value in response to a general decline in interest rates. In addition, the value of these stocks will vary in response to changes in the credit rating of the issuing corporation.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1995    30.19%
1996    10.35%
1997    12.70%
1998     3.43%
1999     4.87%
2000     4.60%
2001     2.57%
2002    11.08%
2003    30.10%

During the periods shown in the chart for the Maxim Loomis Sayles Bond Portfolio, the highest return for a quarter was 10.56% (quarter ending June, 2003) and the lowest return for a quarter was -5.01% (quarter ending September,
1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                              One Year    Five Years     Since
                                                                       Inception
Maxim Loomis Sayles Bond Portfolio             30.10%       10.21%      11.38%
Merrill Lynch Intermediate Government/Credit   4.54%         6.63%       8.15%
Index

The inception date for the Maxim Loomis Sayles Bond Portfolio was November 1, 1994.

The Merrill Lynch Intermediate Government/Credit Index is comprised of U.S. Government issued bonds and investment-grade or better, dollar-denominated, publicly-issued corporate bonds with 1-10 years remaining until maturity.

Maxim Federated Bond Portfolio (Sub-Adviser: Federated Investment Management Company, "Federated")

The investment objective of this Portfolio is to:

o Seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment grade fixed income securities at the time of purchase, including mortgage backed securities, corporate debt securities and U.S. government obligations.

o Investment grade securities are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Sub-Adviser based on its credit assessment that the security is comparable to investment grade. If a security it downgraded below the minimum quality grade discussed above, the Sub-Adviser will re-evaluate the security, but will not be required to sell it.

o Allocate relatively more of the portfolio holdings to the sector that the sub-adviser expects to offer the best balance between total return and risk.

o Provide the appreciation component of total return by selecting those securities whose prices will, in the sub-adviser's opinion, benefit from anticipated changes in economic and market conditions.

o Lengthen or shorten duration from time to time based on the sub-adviser's interest rate outlook; however, the Portfolio has no set duration parameters.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o   An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk

o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The inception date for the Portfolio was May 21, 2003. No performance data is available as this Portfolio has less than one year of performance.

DEBT INDEX PORTFOLIO

Maxim Bond Index Portfolio

The investment objective for this Portfolio is to:

o Seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index ("Lehman Index").

Principal Investment Strategies. The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in:

o    Securities of the Lehman Index, and

o A portfolio of securities using sampling techniques designed to give the Portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.

The principal investment risks for the Portfolio include:

Index Risk

o It is possible the Lehman Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is tracking closely the return of the Lehman Index.

Tracking Error Risk

o Several factors will affect the Portfolio's ability to precisely track the performance of the Lehman Index. For example, unlike the Lehman Index, which is an unmanaged group of securities, the Portfolio has operating expenses and those expenses will reduce the Portfolio's total return. In addition, the Portfolio will own less than all the securities of the Lehman Index, which also may cause a variance between the performance of the Portfolio and the Lehman Index.

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o    An issuer may default on its obligations to pay principal and/or interest.

Derivative Risk

o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1994    -3.14%
1995    16.71%
1996     3.13%
1997     6.85%
1998     7.08%
1999    -0.31%
2000    11.28%
2001     7.52%
2002     9.69%
2003     3.08%

During the periods shown in the chart of the Maxim Bond Index Portfolio, the highest return for a quarter was 6.31% (quarter ending June, 1995) and the lowest return for a quarter was -2.54% (quarter ending March, 1994).

The average annual total return for one year, five years and ten years for the period ended December 31, 2003:

                                      One Year        Five Years       Ten Years

Maxim Bond Index Portfolio              3.08%           6.17%            6.05%
Lehman Aggregate Bond Index             4.10%           6.62%            6.95%

The inception date for the Portfolio was December 1, 1992.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

FOREIGN DEBT PORTFOLIO

Maxim Global Bond Portfolio (Sub-Adviser: Pareto Partners)

The investment objective of this Portfolio is to:

o    Seek highest total return consistent with a reasonable degree of risk.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds of issuers located throughout the world.

o    Ordinarily invest in at least three countries.

o Hold foreign currencies and attempt to profit from fluctuations in currency exchange rates.

o Typically invest in developed countries, but may invest up to 35% of total assets in emerging markets.

o Invest primarily in bonds rated investment grade or the unrated equivalent as determined by Pareto Partners.

o Invest up to 35% of its total assets in below investment grade bonds ("high yield/high risk" or "junk") bonds.

The principal investment risks for this Portfolio include:

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market values rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o    An issuer may default on its obligations to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Derivative Risk

o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses. o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2003 was in excess of 200%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Non-Diversification Risk

o The Portfolio is classified as non-diversified which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers, including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event than a diversified portfolio.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
2000     9.02%
2001     3.41%
2002    10.54%
2003     7.36%

During the period shown in the chart of the Maxim Global Bond Portfolio, the highest return for a quarter was 5.30% (quarter ending June, 2002) and the lowest return for a quarter was -1.12% (quarter ending September, 2003).

The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                                           One Year      Since
                                                                       Inception
Maxim Global Bond Portfolio                                 7.36%        6.38%
Citigroup/Salomon Smith Barney World Government Index       1.97%        6.23%

The inception date for the Maxim Global Bond Portfolio was July 26, 1999.

The Citigroup/Salomon Smith Barney World Government Index is a

market-capitalization-weighted benchmark that tracks the performance of the 19 government bond markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The benchmark is fully hedged to U.S. dollars.

MAXIM SMALL-CAP PORTFOLIOS

Maxim Ariel Small-Cap Value Portfolio  (Sub-Adviser:  Ariel Capital  Management,
LLC)

The investment objective of this Portfolio is to:

o Seek long-term capital appreciation.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small ($1.5 billion and below) or medium/small ($1.5 billion to $3.82 billion) capitalization quintiles of the Russell 3000 Index at the time of purchase.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environmental record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, handguns, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Small Company Risk

o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1994    -2.78%
1995    15.51%
1996    17.94%
1997    27.86%
1998     8.28%
1999    -5.80%
2000    26.65%
2001    15.66%
2002    -6.27%
2003    29.24%

During the periods shown in the chart for the Maxim Ariel Small-Cap Value Portfolio, the highest return for a quarter was 20.41% (quarter ending December, 1998) and the lowest return for a quarter was -15.76% (quarter ending September,
1998).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                        One Year      Five Years      Ten Years

Maxim Ariel Small-Cap Value Portfolio    29.24%         10.82%          11.86%
Russell 2000 Index                       47.25%          7.13%          9.47%

The inception date for the Maxim Ariel Small-Cap Value Portfolio was December 1, 1993.

The Russell 2000 Index is a list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

Maxim Loomis Sayles Small-Cap Value Portfolio (Sub-Adviser: Loomis, Sayles & Company, L.P.)

The investment objective of this Portfolio is to:

o   Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of the 2000 smallest U.S. companies in the Russell 3000 Index ($1.6 million to $x2.8 billion as of December 31, 2003).

o Seek to build a core small-cap portfolio of common stocks of solid companies that the sub-adviser believes are under-valued in the market.

o Seek companies that have experienced business problems but which are believed to have favorable prospects for recovery.

o Invest the remainder of its available net assets in securities of companies with market capitalizations outside of the Russell 2000 Index market capitalization range.

The principal investment risks for this Portfolio include:

Small Company Risk

o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1995    29.96%
1996    30.09%
1997    24.50%
1998    -2.28%
1999    -0.43%
2000    23.74%
2001    14.36%
2002   -14.49%
2003    34.28%

During the periods shown in the chart for the Maxim Loomis Sayles Small-Cap Value Portfolio, the highest return for a quarter was 17.88% (quarter ending June, 2003) and the lowest return for a quarter was -19.41% (quarter ending September, 2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                      One Year       Five Years       Since
                                                                     Inception
Maxim Loomis Sayles Small-Cap Value    34.28%          10.10%         13.70%
Portfolio
Russell 2000 Index                     47.25%          7.13%          10.45%

The inception date for the Maxim Loomis Sayles Small-Cap Value Portfolio was November 1, 1994.

The Russell 2000 Index is a list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

Maxim MFS(R) Small-Cap Growth Portfolio (Sub-Adviser: Massachusetts Financial Services

Company, "MFS")

The investment objective of this Portfolio is to:

o   Seek long-term capital growth.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase.

o When consistent with the Portfolio's investment objectives and investment strategies, the Portfolio will invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.

o Identify companies believed to have favorable opportunities for capital appreciation within their industry grouping and invest in these companies when they:

o   are determined to be in the developing stages of their life cycle, and

o   have demonstrated, or are expected to achieve, long-term earnings growth.

o Invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation.

The principal investment risks for this Portfolio include:

Small Company Risk

o The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Sector Risk

o Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio's holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A Portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. This is particularly true of small companies.

Over-the-Counter Risk

o Over-the-Counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Portfolio Turnover Risk

o The portfolio turnover rate for this Portfolio in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Short Sales Risk

o The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is unlimited.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1995    31.79%
1996    26.73%
1997    18.70%
1998    17.62%
1999    80.78%
2000   -12.38%
2001   -22.85%
2002   -30.95%
2003    30.95%

During the periods shown in the chart for the Maxim MFS(R) Small-Cap Growth Portfolio, the highest return for a quarter was 50.98% (quarter ending December, 1999) and the lowest return for a quarter was -28.51% (quarter ending September,
2001).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                       One Year     Five Years   Since Inception
Maxim MFS(R)Small-Cap Growth Portfolio   30.95%         2.02%          10.98%
Russell 2000 Index                      47.25%         7.13%          10.45%

The inception date for the Maxim MFS(R) Small-Cap Growth Portfolio was November 1, 1994.

The Russell 2000 Index is list compiled by the Frank Russell Company that is a measure of the bottom two-thirds of the top 3000 market-capitalized, publicly traded, domestic common stocks.

MAXIM MIDCAP PORTFOLIOS

Maxim T. Rowe Price MidCap Growth Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)

The investment objective of this Portfolio is to:

o    Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in either the Standard & Poor's 400 MidCap Index or the Russell MidCap Growth Index (approximately $594 million to $18.5 billion as of January 31, 2004). The Portfolio has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics and may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The market capitalization of the companies in the Portfolio, the S&P MidCap 400 Index, and the Russell MidCap Growth Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges.

o Emphasize companies whose earnings are expected to grow at a faster rate than the average mid-cap company. Stock selection is based on a combination of fundamental bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, stocks will be selected by using the Sub-Adviser's fundamental research, which encompasses both qualitative and quantitative analysis. The Portfolio will be broadly diversified, and this helps to mitigate the downside risk attributable to any single poorly-performing security.

o    Select stocks using a growth approach and invest in companies that:

     o    offer proven products or services;
     o    have a historical record of above-average earnings growth;
     o    demonstrate potential for sustained earnings growth;
     o    operate in industries experiencing increasing demand; or
     o    are believed to be undervalued in the market place.

o   Invest up to 25% of its total assets in foreign securities.

o In pursuing its investment objective, the Portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

o While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk

o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses.

o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1998    22.23%
1999    24.60%
2000     7.34%
2001    -1.12%
2002   -21.98%
2003    37.81%

During the periods shown in the chart for the Maxim T. Rowe Price MidCap Growth Portfolio, the highest return for a quarter was 26.91% (quarter ending December, 1998) and the lowest return for a quarter was -19.43% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                  One Year        Five Years     Since Inception
Maxim T. Rowe Price MidCap Growth  37.81%            7.30%            10.62%
Portfolio
S&P MidCap 400 Index               35.62%            9.21%            12.62%

The inception date for the Maxim T. Rowe Price MidCap Growth Portfolio was July 1, 1997.

The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.

Maxim Ariel MidCap Value Portfolio (Sub-Adviser: Ariel Capital Management, LLC)

The investment objective of this Portfolio is to:

o    Seek long-term capital appreciation.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ($1.5 billion to $3.28 billion) medium ($3.82 billion to $11.75 billion) or medium/large ($11.75 billion to $46.36 billion) capitalization quintiles of the Russell 3000 Index at the time of purchase.

o Emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies:

o Actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environmental record.

o Not investing in issuers primarily engaged in the manufacture of tobacco, handguns, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

The principal investment risks for this Portfolio include:

Mid-Cap Company Risk

o The stocks of medium sized companies often involve more risk and volatility than those of larger companies.

Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1994    10.86%
1995    26.50%
1996     5.96%
1997    12.95%
1998    33.77%
1999     0.26%
2000    18.69%
2001    18.20%
2002   -10.77%
2003    29.57%

During the periods shown in the chart for the Maxim Ariel MidCap
Value Portfolio, the highest return for a quarter was 34.61% (quarter ending December, 1998) and the lowest return for a quarter was -16.21% (quarter ending September, 2002).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                         One Year      Five Years     Ten Years

Maxim Ariel MidCap Value Portfolio        29.57%         10.21%        13.82%
Russell MidCap Index                      40.06%          7.23%        12.18%

The inception date for the Maxim Ariel MidCap Value Portfolio was January 3,
1994.

The Russell MidCap Index represents the bottom 800 companies from the Russell 1000 Index, a list compiled by the Frank Russell Company of the top 1000 U.S. companies by market capitalization. The bottom 800 companies represent approximately 35% of the total market capitalization value of the Russell 1000.

MAXIM FOREIGN EQUITY PORTFOLIOS

Maxim   Templeton(R)International   Equity  Portfolio  (Sub-Adviser:   Templeton
Investment Counsel, LLC)

The investment objective of this Portfolio is to:

o    Seek long-term capital growth.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

o Under normal circumstances, invest primarily in companies located outside the U.S., including those in emerging markets.

o Focus on the market price of a company's securities relative to the company's potential long-term earnings, asset value and cash flow potential. The company's historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered, but are not limiting factors.

The principal investment risks for this Portfolio include:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1994     6.06%
1995     8.93%
1996    19.59%
1997     1.99%
1998    -5.00%
1999    29.91%
2000     1.64%
2001   -10.44%
2002   -18.02%
2003    35.34%

During the periods shown in the chart for the Maxim Templeton(R) International Equity Portfolio, the highest return for a quarter was 20.63% (quarter ending June, 2003) and the lowest return for a quarter was -22.66% (quarter ending September, 1998).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                        One Year      Five Years     Ten Years
Maxim Templeton(R)International Equity    35.34%         5.58%          5.79%
Portfolio
MSCI EAFE Index                          39.17%         0.26%          4.78%

The inception date for the Maxim Templeton(R) International Equity Portfolio was December 1, 1993.

The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim INVESCO ADR Portfolio (Sub-Adviser: INVESCO Global Asset Management (N.A.), Inc.)

The investment objective of this Portfolio is to:

o Seek high total return through capital appreciation and current income, while reducing risk through diversification.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S.

o    Select  stocks  in  the  Portfolio  from  approximately   2,200  large  and
     medium-sized capitalization foreign companies.

o Analyze potential investments through computer analysis which compares current stock price to measures such as:

     o    book value,
     o    historical return on equity,
     o    company's ability to reinvest capital,
     o    dividends, and
     o    dividend growth.

The principal investment risks for this Portfolio include:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1995    15.48%
1996    21.17%
1997    12.08%
1998    10.64%
1999    22.67%
2000   -10.16%
2001   -16.50%
2002   -13.16%
2003    31.30%

During the periods shown in the chart for the Maxim INVESCO ADR Portfolio, the highest return for a quarter was 21.53% (quarter ending December, 1999) and the lowest return for a quarter was -20.18% (quarter ending September, 2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                One Year        Five Years    Since Inception
Maxim INVESCO ADR Portfolio      31.30%           0.97%            6.62%
MSCI EAFE Index                  39.17%           0.26%            3.83%

The inception date for the Maxim INVESCO ADR Portfolio was November 1, 1994.

The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim  MFS(R)   International  Growth  Portfolio   (Sub-Adviser:   Massachusetts
Financial Services Company, "MFS")

The investment objective of this Portfolio is to:

o    Seek long-term growth of capital.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depository receipts of foreign (including emerging market) issuers.

o Under normal circumstances, invest in at least three different countries. A company's principal activities are determined to be located in a particular country if the company is:

     o Organized under the laws of, and maintains a principal office in, a country
     o    Has its principal securities trading market in a country
     o Derives 50% of its total revenues from goods sold or services performed in the country; or
     o    Has 50% or more of its assets in the country.

o Focus on foreign companies that MFS believes have above average growth potential. MFS generally looks for companies which demonstrate:

     o    A strong franchise, strong cash flows, and a recurring revenue stream.

     o    A catalyst that may accelerate growth.

     o    A strong management team with a clearly defined strategy; and

o A solid industry position, where there is:

     o    Potential for high profit margins;  and

     o    Substantial barriers to new entry in the industry.

o Select securities based on a bottom-up investment style using fundamental analysis such as analysis of a company's earnings, cash flows, competitive position and management's abilities.

o The Portfolio may also invest in securities traded in the over-the-counter ("OTC") market.

The principal investment risks for this Portfolio include:

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Geographic Concentration Risk

o When investing a substantial amount of assets in issuers located in a single country or a limited number of countries, there is a risk that economic, political and social conditions in those countries will have a significant impact on the performance of the Portfolio investments and investment performance may also be more volatile when the Portfolio concentrates its investments in certain countries, especially emerging market countries.

Over-the-Counter Risk

o OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The inception date for the Portfolio was May 21, 2003. No performance data is available as this Portfolio has less than one year of performance.

MAXIM DOMESTIC EQUITY PORTFOLIOS

Maxim T. Rowe Price Equity/Income Portfolio (Sub-Adviser: T. Rowe Price Associates, Inc.)


The investment objective of this Portfolio is to:

o    Seek substantial dividend income and also long-term capital appreciation.

Principal investment strategies.   This  Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

o Emphasize companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation.

o Invest in companies which have some of the following characteristics:

     o    established operating histories
     o above-average current dividend yields relative to Standard & Poor's 500 Stock Index
     o    sound balance sheets and other financial characteristics
     o    low price/earnings ratio relative to the S&P 500 Index
     o low stock price relative to a company's underlying value as measured by assets, earnings, cash flow or business franchises.

o    Invest up to 25% of its total assets in foreign securities.

o In pursuing its investment objective, the Portfolio's sub-adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

o While most assets will be invested in U.S. common stocks, other securities may also be purchased, including futures and options, in keeping with Portfolio objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The principal investment risks for this Portfolio include:

Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Derivative Risk

o When using futures contracts on market indexes and options on the futures contracts, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell the futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk use of these types of derivative techniques could cause the Portfolio to lose more money than if the Portfolio had actually purchased the underlying securities. This is because derivatives magnify gains and losses. o In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance in each full calendar year since inception and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1995    33.42%
1996    19.39%
1997    28.82%
1998     8.93%
1999     3.39%
2000    12.90%
2001     1.66%
2002   -13.06%
2003    25.64%

During the periods shown in the chart for the Maxim T. Rowe Price Equity/Income Portfolio, the highest return for a quarter was 16.85% (quarter ending June, 2003) and the lowest return for a quarter was -17.30% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                             One Year   Five Years      Since
                                                                      Inception
Maxim T. Rowe Price Equity/Income Portfolio   25.64%       5.33%        12.14%
S&P 500 Index                                 28.68%      -0.57%        11.70%

The inception date for the Maxim T. Rowe Price Equity/Income Portfolio was November 1, 1994.

The S&P 500 Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

Maxim Janus Large Cap Growth Portfolio  (Sub-Adviser:  Janus Capital  Management
LLC)

The investment objective of this Portfolio is to:

o    Seek long-term growth of capital.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities selected for their growth potential with market capitalization of $7 billion or more at the time of purchase.

o Under normal circumstances, concentrate in a core group of 20-30 common stocks.

o Seek attractive investment opportunities consistent with the Portfolio's investment policies by looking at companies one at a time. If the portfolio manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

o May invest in foreign equity and debt securities without limit within the parameters of the Portfolio's specific investment policies.

o May invest in high-yield/high risk ("junk") bonds up to 20% of the Portfolio's net assets at the time of purchase.

The principal investment risks for this Portfolio include:

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Sector Risk

o Companies with similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is a possibility that certain sectors may underperform other sectors or the market as a whole. The Portfolio is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Portfolio's holdings to a particular economic sector, overall performance will be more susceptible to the economic business or other developments which generally affect that sector. A Portfolio can still be diversified, even if it is heavily weighted in one or more sectors.

Foreign Risk

o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Interest Rate Risk

o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk

o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions.

o    An issuer may default on its obligation to pay principal and/or interest.

o High-yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers, and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

Liquidity Risk

o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data

The inception date for the Portfolio was May 21, 2003. No performance data is available as this Portfolio has less than one year of performance.

MAXIM EQUITY INDEX PORTFOLIOS   (Sub-Adviser: BNY Investment Advisors)

The investment objective for each of the Equity Index Portfolios is to:

o Each Equity Index Portfolio seeks investment results that track the total return of the common stocks that comprise its benchmark index.

Principal investment strategies.   Each Equity Index Portfolio will:
o Invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of the following applicable Benchmark
    Indexes:

    PORTFOLIO                         BENCHMARK INDEX
    Maxim Stock Index Portfolio       Standard & Poor's (S&P) 500 Composite Stock Price Index and S&P
                                      MidCap 400 Index, weighted according to their pro rata share of the market
    Maxim Index 600 Portfolio         S&P SmallCap 600 Stock Index
    Maxim Growth Index Portfolio      S&P/BARRA Growth Index
    Maxim Value Index Portfolio       S&P/BARRA Value Index
    Maxim S&P 500 Index(R) Portfolio  S&P 500 Index

     S&P and BARRA are not sponsors of, or in any other way endorsed, sold, promoted by or affiliated with, the Equity Index Portfolios, Maxim Series Fund or BNY Investment Advisors.

o Seek investment results that track the total return of the common stocks that comprise the applicable Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the applicable Equity Index Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and Exchange Traded Funds ("ETFs") that seek to track the relevant index.

The principal investment risks for all of the Equity Index Portfolios include:

Index Risk

o It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that an Equity Index Portfolio could have poor investment results even if it is closely tracking the return of the Benchmark Index because the adverse performance of a particular stock normally will not result in eliminating the stock from the Equity Index Portfolio. The Equity Index Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the portfolio's securities will not be sold except to reflect additions or deletions of the stocks that comprise the Benchmark Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell Portfolio shares.

Investment Style Risk

o There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Tracking Error Risk

o Several factors will affect an Equity Index Portfolio's ability to track precisely the performance of its Benchmark Index. For example, unlike Benchmark Indexes, which are merely unmanaged groups of securities, each Equity Index Portfolio has operating expenses custody and other expenses (for example, management fee and accounting costs) and those expenses will reduce the Equity Index Portfolio's total return. In addition, an Equity Index Portfolio may own less than all the securities of a Benchmark Index, which also may cause a variance between the performance of the Equity Index Portfolio and its Benchmark Index.

Stock Market Risk

o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk

o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Non-Diversification Risk

o When a Benchmark Index becomes less diversified, the Equity Index Portfolio which tracks that index similarly becomes less diversified. This means that a greater percentage of that Equity Index Portfolio's assets may be invested in securities of a smaller number of issuers including issuers primarily within the same industry or economic sector. As a result, the Equity Index Portfolio's securities may be more susceptible to any single economic, political or regulatory event affecting those issuers.

Concentration Risk

o When a Benchmark Index concentrates in an industry or group of industries, the Equity Index Portfolio which tracks that index will concentrate its investments to approximately the same extent as the Benchmark Index. This means that a greater percentage of that Equity Index Portfolio's assets may be invested in securities of issuers within the same industry or group of industries. As a result, the Index Portfolio's performance becomes particularly sensitive to changes in the value of securities in the industries or group of industries in which it concentrates.

Possible Loss of Money

o When you sell your shares of any of the Index Portfolios, they could be worth less than what you paid for them.

The Maxim Index 600 Portfolio also has the following additional principal investment risk:

Small-Company Risk

o The Maxim Index 600 Portfolio invests in the stocks of small companies. The stocks of small companies often involve more risk and volatility than those of larger companies. Because small companies are often dependent on a small number of products and have limited financial resources, they may be severely affected by economic changes, business cycles and adverse market conditions. In addition, there is generally less publicly available information concerning small companies upon which to base an investment decision. These risks may be more acute for companies that have experienced significant business problems. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

The Maxim Growth Index Portfolio has the following additional principal investment risk:

Growth Stock Risk

o Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.

The Maxim Value Index Portfolio has the following additional principal investment risk:

Value Stock Risk

o The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Portfolio Performance Data

The bar charts and tables below provide an indication of the risk of investment in the Equity Index Portfolios by showing changes in the Portfolios' performance in each full calendar year since inception, or, in the case of the Maxim Stock Index Portfolio, for the last ten full calendar years and comparing their average annual total returns to the performance of their respective Benchmark Indexes. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Equity Index Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

Maxim Stock Index Portfolio

[OBJECT OMITTED]
1994     0.14%
1995    34.60%
1996    21.81%
1997    32.20%
1998    26.79%
1999    19.73%
2000    -7.94%
2001   -11.63%
2002   -21.94%
2003    28.41%

During the periods shown in the chart for the Maxim Stock Index Portfolio, the highest return for a quarter was 21.71% (quarter ending December, 1998) and the lowest return for a quarter was -17.31% (quarter ending September, 2002).

The average annual total return for one year, five years and ten years for the period ended December 31, 2003:

                                   One Year         Five Years        Ten Years
Stock Index Portfolio               28.41%            -0.48%           10.47%
S&P 500 Index                       28.68%            -0.57%           11.07%
S&P MidCap 400 Index                35.62%            9.21%            13.93%

The inception date for the Maxim Stock Index Portfolio was February 25, 1982.

The S&P 500 is a widely recognized, unmanaged, market-value weighted index (shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of the publicly traded common stocks in the United States. The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.

Maxim Index 600 Portfolio

[OBJECT OMITTED]
1994    -4.69%
1995    26.24%
1996    15.30%
1997    21.00%
1998    -1.58%
1999    11.85%
2000    10.25%
2001     5.82%
2002   -15.23%
2003    38.11%


During the periods shown in the chart for the Maxim Index 600 Portfolio, the highest return for a quarter was 20.46% (quarter ending December, 2001) and the lowest return for a quarter was -20.74% (quarter ending September, 1998).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                 One Year         Five Years        Ten Years

Maxim Index 600 Portfolio         38.11%            8.85%             9.71%
S&P 600 Index                     38.79%            9.67%             10.90%

The inception date for the Maxim Index 600 Portfolio was December 1, 1993.

The stocks which make up the S&P 600 Index trade on the NYSE, AMEX, or NASDAQ over-the-counter market. The S&P 600 Index is designed to monitor the performance of publicly traded common stocks of the small company sector of the U.S. equities market.

Maxim Value Index Portfolio

Year-by-Year

[OBJECT OMITTED]
1994    -2.49%
1995    36.80%
1996    20.63%
1997    34.08%
1998    14.48%
1999    11.39%
2000     5.36%
2001   -12.34%
2002   -21.46%
2003    30.42%


During the periods shown in the chart for the Maxim Value Index Portfolio, the highest return for a quarter was 18.61% (quarter ending June, 2003) and the lowest return for a quarter was -20.68% (quarter ending September, 2002).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                    One Year      Five Years      Ten Years

Maxim Value Index Portfolio          30.42%          1.05%          10.04%
S&P/BARRA Value Index                31.79%          1.76%          10.90%

The inception date for the Maxim Value Index Portfolio was December 1, 1993.

The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 Index with the lowest price-to-book value ratios.

Maxim Growth Index Portfolio

Year-by-Year

[OBJECT OMITTED]
1994     1.93%
1995    35.29%
1996    22.10%
1997    29.26%
1998    37.28%
1999    26.87%
2000   -22.36%
2001   -13.10%
2002   -24.08%
2003    24.85%


During the periods shown in the chart for the Maxim Growth Index Portfolio, the highest return for a quarter was 26.28% (quarter ending December, 1998) and the lowest return for a quarter was -17.38% (quarter ending March, 2001).

The average annual total return for one year, five and ten years for the period ended December 31, 2003:

                                   One Year         Five Years        Ten Years

Maxim Growth Index Portfolio        24.85%            -4.09%            9.26%
S&P/BARRA Growth Index              25.66%            -2.00%            9.30%

The inception date for the Maxim Growth Index Portfolio was December 1, 1993.

The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 Index with the highest price-to-book value ratios.

Maxim S&P 500 Index(R) Portfolio

The inception date of the Maxim S&P Index(R) Portfolio was September 8, 2003. No performance data is available as this Portfolio has less than one year of performance.

MAXIM PROFILE PORTFOLIOS

There are ten separate Maxim Profile Portfolios, consisting of five Profile I Portfolios and five Profile II Portfolios (collectively, the "Profile Portfolios"). Each Profile Portfolio provides an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance, investment horizon and personal objectives. Each Profile Portfolio pursues its investment objective by investing exclusively in other mutual funds (the "Underlying Portfolios"), including mutual funds that are not affiliated with Maxim Series Fund.

The investment objective for each Profile Portfolio is to:

Aggressive Profile

o Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments.

Moderately Aggressive Profile

o Seek long-term capital appreciation primarily through investments in Underlying Portfolios that emphasize equity investments, and to a lesser degree, in Underlying Portfolios that emphasize fixed income investments.

Moderate Profile

o Seek long-term capital appreciation primarily through investments in Underlying Portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile

o Seek capital appreciation primarily through investments in Underlying Portfolios that emphasize fixed income investments, and to a lesser degree, in Underlying Portfolios that emphasize equity investments.

Conservative Profile

o Seek capital preservation primarily through investments in Underlying Portfolios that emphasize fixed income investments.

The principal investment strategies for each Profile Portfolio are to:

o Invest in Underlying Portfolios according to an asset allocation program designed to meet an investor's risk tolerance, investment time horizons and personal objectives.

Following is an illustration of each Profile Portfolio according to its emphasis on income, growth of capital and risk of principal:

Profile Portfolio                  Income         Growth of Capital     Risk of Principal
-----------------                  --------       ------------------    -----------------
Aggressive Profile                  Low                   High                 High
Moderately Aggressive Profile       Low                   High to Medium       High
Moderate Profile                    Medium                Medium to High       Medium
Moderately Conservative Profile     Medium to High        Low to Medium        Medium
Conservative Profile                High                  Low                  Low

o Maintain different allocations of equity and fixed income Underlying Portfolios with varying degrees of potential investment risk and reward.

o Select asset allocations and Underlying Portfolios to provide investors with five diversified, distinct options that meet a wide array of investor needs.

o Automatically rebalance each Profile Portfolio's holdings of Underlying Portfolios quarterly to maintain the appropriate asset allocation as well as the appropriate selection of Underlying Portfolios. Rebalancing generally occurs on the 20th of February, May, August and November (unless that day is not a business day in which case rebalancing will be effected on the next business day after the 20th). Rebalancing involves selling shares of one Underlying Portfolio and purchasing shares of another Underlying Portfolio.

The following chart describes the asset allocation ranges for each Profile
Portfolio:

====== ==================== ============= ============= ============= ============== =============
       Asset Class          Conservative  Moderately    Moderate      Moderately     Aggressive
                                          Conservative                Aggressive
       -------------------- ------------- ------------- ------------- -------------- -------------
  E
  Q
  U    International        0-15%         0-30%         0-30%         5-35%          10-40%
  I
  T
  Y
       -------------------- ------------- ------------- ------------- -------------- -------------
       Small-Cap            0-15%         0-15%         0-25%         0-25%          5-35%
       -------------------- ------------- ------------- ------------- -------------- -------------
       MidCap               0-15%         0-25%         0-30%         5-35%          15-45%
       -------------------- ------------- ------------- ------------- -------------- -------------
       Large-Cap            10-40%        10-40%        15-45%        20-50%         10-40%
------
       -------------------- ------------- ------------- ------------- -------------- -------------
  D    Bond                 30-50%        20-40%        5-25%         5-25%          0-10%
  E
  B
  T
       -------------------- ------------- ------------- ------------- -------------- -------------
       Short-Term Bond      25-45%        10-30%        5-25%         0-10%          0-10%
====== ==================== ============= ============= ============= ============== =============

MCM, the investment adviser, uses a proprietary investment process for selecting the Underlying Portfolios in which the Profile Portfolios invest. In accordance with its investment process, MCM may add new Underlying Portfolios or replace existing Underlying Portfolios. Changes in Underlying Portfolios, if deemed necessary by MCM, will only be made on a rebalancing date. Before each rebalancing date, MCM reviews the current Underlying Portfolios to determine if they continue to be appropriate in light of the objectives of the Profile Portfolios and researches and analyzes a myriad of mutual funds within each asset category to determine whether they would be suitable investments for the Profile Portfolios. MCM examines various factors relating to existing and potential Underlying Portfolios including performance records over various time periods, Morningstar ratings, fees and expenses, asset size and managerial style.

Each Profile Portfolio may invest 0% to 100% of its assets in Underlying Portfolios that are advised by MCM.

The Profile Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A (the "GWL&A Contract"); short-term "government securities," as defined in Section 2(a)(16) of the 1940 Act; and other liquid, short-term, high-quality, fixed income investments which are only denominated in U.S. dollars in the percentages described in the chart above for the short-term bond category. The GWL&A Contract has a stable principal value and will pay each Profile Portfolio holding a GWL&A Contract a fixed rate of interest. GWL&A will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Because of the guaranteed nature of the contract, the Profile Portfolios holding a GWL&A Contract will not directly participate in the actual experience of the assets underlying the GWL&A Contract. Although under certain market conditions a Profile Portfolio's performance may be adversely affected by its investment in the GWL&A Contract, MCM believes that the stable nature of the GWL&A Contract should reduce a Profile Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

In order to give you a better understanding of the types of Underlying Portfolios that fall within a particular asset category, the table below lists some Underlying Portfolios, divided by asset category, in which the Profile Portfolios may invest. While the Profile Portfolios may invest in these Underlying Portfolios, the table is not intended to be a comprehensive listing of all Underlying Portfolios available for investment and is included only as an example. The Underlying Portfolios listed in the table are advised by MCM. The Profile Portfolios may also invest in Underlying Portfolios that are not advised by MCM.

Short-Term Bond                                        Mid-Cap Equity
o Maxim Short Duration Bond Portfolio        o Maxim Ariel MidCap Value Portfolio
o GWL&A Contract                             o Maxim T. Rowe Price MidCap Growth Portfolio

International Equity                        Small-Cap Equity

o Maxim Templeton(R) International           o Maxim Ariel Small-Cap Value Portfolio
  Equity Portfolio
o Maxim INVESCO ADR Portfolio                o Maxim Index 600 Portfolio
o Maxim MFS(R)International Growth Portfolio o Maxim Loomis Sayles Small-Cap Value Portfolio
                                             o Maxim MFS(R) Small-Cap Growth Portfolio

Large-Cap Equity                            Bond

o Maxim Value Index Portfolio                o Maxim Bond Index Portfolio
o Maxim Stock Index Portfolio                o Maxim Loomis Sayles Bond Portfolio
o Maxim Growth Index Portfolio               o Maxim U.S. Government Mortgage Securities Portfolio
o Maxim T.Rowe Price Equity/Income Portfolio o Maxim Global Bond Portfolio
o Maxim Janus Large Cap Growth Portfolio     o Maxim Federated Bond Portfolio
o Maxim S&P 500 Index(R)Portfolio            o Maxim Janus High Yield Bond Portfolio

The principal investment risks for the Profile Portfolios include:

Risks Associated with Underlying Portfolios

o Since each Profile Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Profile Portfolios which invest in them.

o Changes in the net asset values of each Underlying Portfolio affect the net asset values of the Profile Portfolios invested in them. As a result, over the long-term the Profile Portfolios' ability to meet their investment objective will depend on the ability of the Underlying Portfolios to meet their own investment objectives.

o For the Aggressive, Moderately Aggressive and Moderate Profile Portfolios, the primary risks are the same as those associated with equity securities. Secondary risks are the same as those associated with debt securities.

o For the Moderately Conservative and Conservative Profile Portfolios, the primary risks are the same as those associated with debt securities. Secondary risks are the same as those associated with equity securities.

Portfolio Turnover Risk

o The portfolio turnover rate for the Moderately Aggressive Profile II and Moderately Conservative Profile II Portfolios in 2003 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money

o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Non-Diversification Risk

o The Profile Portfolios are classified as non-diversified which means a relatively high percentage of their assets may be invested in securities of a limited number of Underlying Funds including funds primarily within the same industry or economic sector. As a result, a Profile Portfolio's securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

In addition, investors should be aware that in addition to fees directly associated with a Profile Portfolio, they will also indirectly bear the fees of the Underlying Portfolios.

Portfolio Performance Data for the Profile Portfolios

The bar charts and tables below provide an indication of the risk of investment in the Profile Portfolios' by showing changes in the Portfolios' performance in each full calendar year since inception and comparing their average annual total returns to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of each Profile Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Each Profile I and II Portfolio compares its return to the Wilshire 5000 Index plus at least one other index such as the Lehman Aggregate Bond Index or the MSCI EAFE Index.

Year-by-Year

Maxim Aggressive Profile I Portfolio

Year-by-Year

[OBJECT OMITTED]
1998    14.84%
1999    21.83%
2000    -6.82%
2001    -5.75%
2002   -17.62%
2003    30.57%


During the periods shown in the chart for the Maxim Aggressive Profile I Portfolio, the highest return for a quarter was 21.85% (quarter ending December, 1998) and the lowest return for a quarter was -18.38% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                One Year        Five Years    Since Inception
Maxim Aggressive Profile I       30.57%           2.85%            5.05%
Portfolio
Wilshire 5000 Index              31.64%           0.42%            4.34%
MSCI EAFE Index                  39.17%           0.26%            2.28%

The inception date for the Maxim Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Aggressive Profile I Portfolio

Year-by-Year

[OBJECT OMITTED]
1998    12.54%
1999    22.05%
2000    -4.34%
2001    -4.64%
2002   -12.03%
2003    23.94%


During the periods shown in the chart for the Maxim Moderately Aggressive I Profile Portfolio, the highest return for a quarter was 17.35% (quarter ending December, 1998) and the lowest return for a quarter was -13.70% (quarter ending September, 1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                       One Year      Five Years       Since
                                                                     Inception
Maxim Moderately Aggressive Profile I   23.94%          3.95%          5.65%
Portfolio
Wilshire 5000 Index                     31.64%          0.42%          4.34%
MSCI EAFE Index                         39.17%          0.26%          2.28%
Lehman Aggregate Bond Index              4.10%          6.62%          7.29%

The inception date for the Maxim Moderately Aggressive Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Moderate Profile I Portfolio

Year-by-Year

[OBJECT OMITTED]
1998    11.41%
1999    16.43%
2000    -1.38%
2001    -2.74%
2002    -8.52%
2003    20.19%


During the periods shown in the chart for the Maxim Moderate Profile I Portfolio, the highest return for a quarter was 13.87% (quarter ending December, 1998) and the lowest return for a quarter was -10.76% (quarter ending September,
1998).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                One Year        Five Years    Since Inception
Maxim Moderate Profile I         20.19%           4.19%            5.51%
Portfolio
Wilshire 5000 Index              31.64%           0.42%            4.34%
MSCI EAFE Index                  39.17%           0.26%            2.28%
Lehman Aggregate Bond Index       4.10%           6.62%            7.29%
Lehman 1-3 Year Credit Index      4.67%           6.54%            6.62%

The inception date for the Maxim Moderate Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Moderately Conservative Profile I Portfolio

Year-by-Year

[OBJECT OMITTED]
1998     9.75%
1999     8.34%
2000    -0.12%
2001    -0.66%
2002    -5.31%
2003    16.49%


During the periods shown in the chart for the Maxim Moderately Conservative Profile I Portfolio, the highest return for a quarter was 9.13% (quarter ending December, 1998) and the lowest return for a quarter was -7.10% (quarter ending September, 2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                         One Year      Five Years        Since
                                                                       Inception
Maxim Moderately Conservative Profile I   16.49%          3.47%          4.63%
Portfolio
Wilshire 5000 Index                       31.64%          0.42%          4.34%
MSCI EAFE Index                           39.17%          0.26%          2.28%
Lehman Aggregate Bond Index               4.10%           6.62%          7.29%
Lehman 1-3 Year Credit Index              4.67%           6.54%          6.62%

The inception date for the Maxim Moderately Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

Maxim Conservative Profile I Portfolio

Year-by-Year

[OBJECT OMITTED]
1998     8.25%
1999     4.86%
2000     5.86%
2001     2.91%
2002    -0.69%
2003    11.33%


During the periods shown in the chart for the Maxim Conservative Profile I Portfolio, the highest return for a quarter was 5.42% (quarter ending June, 2003) and the lowest return for a quarter was -2.51% (quarter ending September,
2002).

The average annual total return for one year, five years and since inception of the Portfolio for the period ended December 31, 2003:

                                           One Year    Five Years      Since
                                                                     Inception
Maxim Conservative Profile I Portfolio      11.33%       4.78%         5.65%
Wilshire 5000 Index                         31.64%       0.42%         4.34%
Lehman Aggregate Bond Index                 4.10%        6.62%         7.29%
Lehman 1-3 Year Credit Index                4.67%        6.54%         6.62%
MSCI EAFE Index                             39.17%       0.26%         2.28%

The inception date for the Maxim Conservative Profile I Portfolio was September 9, 1997.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE Index was added as a comparison index to address the international equity asset allocation, if any to this Portfolio.

Maxim Aggressive Profile II Portfolio

Year-by-Year

[OBJECT OMITTED]
2000    -6.15%
2001   -13.37%
2002   -18.82%
2003    30.70%


During the period shown in the chart for the Maxim Aggressive Profile II Portfolio, the highest return for a quarter was 18.17% (quarter ending June, 2003) and the lowest return for a quarter was -19.74% (quarter ending September,
2001).

The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                         One Year         Since
                                                        Inception

Maxim Aggressive Profile II               30.70%          0.20%
Portfolio
Wilshire 5000 Index                       31.64%          -1.13%
MSCI EAFE                                 39.17%          -1.62%

The inception date for the Maxim Aggressive Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Aggressive Profile II Portfolio

[OBJECT OMITTED]
2000    -5.77%
2001   -10.74%
2002   -13.29%
2003    24.25%


During the period shown in the chart for the Maxim Moderately Aggressive Profile II Portfolio, the highest return for a quarter was 13.78% (quarter ending June, 2003) and the lowest return for a quarter was -15.01% (quarter ending September,
2001).

The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                                  One Year      Since Inception
Maxim Moderately Aggressive Profile II             24.25%            0.38%
Portfolio
Wilshire 5000 Index                                31.64%           -1.13%
MSCI EAFE Index                                    39.17%           -1.62%
Lehman Aggregate Bond Index                         4.10%            7.92%

The inception date for the Maxim Moderately Aggressive Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim Moderate Profile II Portfolio

[OBJECT OMITTED]
2000    -2.19%
2001    -6.74%
2002    -9.63%
2003    20.34%


During the period shown in the chart for the Maxim Moderate Profile II Portfolio, the highest return for a quarter was 11.76% (quarter ending June, 2003) and the lowest return for a quarter was -11.53% (quarter ending September,
2001).

The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                            One Year      Since Inception

Maxim Moderate Profile II Portfolio          20.34%            1.75%
Wilshire 5000 Index                          31.64%            -1.13%
Lehman Aggregate Bond Index                  4.10%             7.92%
Lehman 1-3 Year Credit Bond Index            4.67%             6.90%
MSCI EAFE Index                              39.17%            -1.62%

The inception date for the Maxim Moderate Profile II Portfolio was September 16, 1999.

The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Moderately Conservative Profile II Portfolio

[OBJECT OMITTED]
2000    -2.35%
2001    -5.38%
2002    -6.26%
2003    16.61%


During the period shown in the chart for the Maxim Moderately Conservative Profile II Portfolio, the highest return for a quarter was 9.08% (quarter ending June, 2003) and the lowest return for a quarter was -8.26% (quarter ending September, 2001).

The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                                  One Year      Since Inception
Maxim Moderately Conservative Profile II           16.61%            1.98%
Portfolio
Lehman 1-3 Year Credit Bond Index                  4.67%             6.84%
Lehman Aggregate Bond Index                        4.10%             7.80%
Wilshire 5000 Index                                31.64%            -0.53%
MSCI EAFE Index                                    39.17%            -1.62%

The inception date for the Maxim Moderately Conservative Profile II Portfolio was September 27, 1999.

The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally.

Maxim Conservative Profile II Portfolio

[OBJECT OMITTED]
2000     0.95%
2001     0.60%
2002    -1.42%
2003    11.47%


During the period shown in the chart for the Maxim Conservative Profile II Portfolio, the highest return for a quarter was 5.05% (quarter ending June, 2003) and the lowest return for a quarter was -2.84% (quarter ending September,
2001).

The average annual total return for one year and since inception of the Portfolio for the period ended December 31, 2003:

                                          One Year       Since
                                                        Inception
Maxim Conservative Profile II              11.47%         3.74%
Portfolio
Lehman 1-3 Year Credit Bond Index          4.67%          6.85%
Wilshire 5000 Index                        31.64%        -0.52%
Lehman Aggregate Bond Index                4.10%          7.86%
MSCI EAFE Index                            39.17%        -1.62%

The inception date for the Maxim Conservative Profile II Portfolio was September 30, 1999.

The Lehman 1-3 Credit Index is a subset of the Lehman Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate debt securities. Maturities are constrained to one to three years, and minimum issue size is $100 million. The Wilshire 5000 Index is a broad-based market value weighted benchmark that measures the performance of all U.S.-headquartered, actively traded common stocks traded on the NYSE, AMEX and the NASDAQ over-the-counter market and accounts for 92% of total U.S. market capitalization. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets. The MSCI EAFE Index is comprised of approximately 1600 separate equity issues listed on exchanges in twenty-two different countries. The index is designed to represent the performance of the international equity market generally. The MSCI EAFE Index was added as a comparison index to address the international equity asset allocation, if any to this Portfolio.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.1,2

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
                             Maxim        Maxim      Maxim U.S.      Maxim        Maxim        Maxim
                             Money        Short        Gov't.        U.S.      Janus High     Loomis
                            Market      Duration     Securities     Gov't.     Yield Bond   Sayles Bond
                                          Bond                     Mortgage
                                                                  Securities
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Management Fees              0.46%        0.60%        0.60%         0.60%        1.10%        0.90%
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Distribution (12b-1)         NONE         NONE          NONE         NONE         NONE         NONE
Fees
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Other Expenses               0.00%        0.00%        0.00%         0.00%        0.00%        0.00%
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Total Annual Portfolio

Operating Expenses           0.46%        0.60%        0.60%         0.60%        1.10%        0.90%
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
                             Maxim        Maxim        Maxim         Maxim        Maxim     Maxim MFS(R)
                           Federated      Bond         Global        Ariel       Loomis      Small-Cap
                             Bond         Index         Bond       Small-Cap     Sayles      Growth 3
                                                                     Value      Small-Cap
                                                                                  Value
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Management Fees              0.70%        0.50%        1.30%         1.00%        1.00%        0.95%
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Distribution (12b-1)         NONE         NONE          NONE         NONE         NONE         NONE
Fees
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Other Expenses               0.00%        0.00%        0.00%         0.04%        0.10%        0.10%
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Total Annual Portfolio

Operating Expenses           0.70%        0.50%        1.30%        1. 04%        1.10%        1.05%
------------------------- ------------ ------------ ------------- ------------ ------------ ------------
------------------------- ------------- ----------- ------------- ------------ ------------ ------------
                          Maxim Ariel   Maxim          Maxim      Maxim MFS(R)  Maxim T.       Maxim
                          MidCap Value  Templeton(R)INVESCO ADR   InternationalRowe Price      Janus
                                        International               Growth       Equity/     Large Cap
                                         Equity 4                                Income       Growth
------------------------- ------------- ----------- ------------- ------------ ------------ ------------
------------------------- ------------- ----------- ------------- ------------ ------------ ------------
Management Fees              0.95%        1.00%        1.00%         1.20%        0.80%        1.05%
------------------------- ------------- ----------- ------------- ------------ ------------ ------------
------------------------- ------------- ----------- ------------- ------------ ------------ ------------
Distribution (12b-1)          NONE         NONE         NONE         NONE         NONE         NONE
Fees

------------------------- ------------- ----------- ------------- ------------ ------------ ------------
------------------------- ------------- ----------- ------------- ------------ ------------ ------------
Other Expenses               0.05%        0.13%        0.08%         0.00%        0.03%        0.00%
------------------------- ------------- ----------- ------------- ------------ ------------ ------------
------------------------- ------------- ----------- ------------- ------------ ------------ ------------
Total Annual Portfolio

Operating Expenses           1.00%        1.13%        1.08%         1.20%        0.83%        1.05%
------------------------- ------------- ----------- ------------- ------------ ------------ ------------

------------------------- ------------- ----------- ------------- ------------ ------------ -----------
                          Maxim Stock   Maxim          Maxim         Maxim      Maxim S&P   Maxim T.
                              Index       Index     Growth Index     Value     500 Index(R) Rowe
                                           600                       Index                  Price
                                                                                            MidCap
                                                                                            Growth *

------------------------- ------------- ----------- ------------- ------------ ------------ -----------
------------------------- ------------- ----------- ------------- ------------ ------------ -----------
Management Fees              0.60%        0.60%        0.60%         0.60%        0.60%       1.00%
------------------------- ------------- ----------- ------------- ------------ ------------ -----------
------------------------- ------------- ----------- ------------- ------------ ------------ -----------
Distribution (12b-1)          NONE         NONE         NONE         NONE         NONE         NONE
Fees
------------------------- ------------- ----------- ------------- ------------ ------------ -----------
------------------------- ------------- ----------- ------------- ------------ ------------ -----------
Other Expenses               0.00%        0.00%        0.00%         0.00%        0.00%       0.05%
------------------------- ------------- ----------- ------------- ------------ ------------ -----------
------------------------- ------------- ----------- ------------- ------------ ------------ -----------
Total Annual Portfolio

Operating Expenses           0.60%        0.60%        0.60%         0.60%        0.60%       1.05%
------------------------- ------------- ----------- ------------- ------------ ------------ -----------
------------------------- ------------- ------------- ------------ ------------ ------------
                             Maxim         Maxim         Maxim        Maxim        Maxim
                           Aggressive    Moderately    Moderate    Moderately   Conservative
                           Profile I5    Aggressive   Profile I5   Conservative Profile I5
                                         Profile I5                Profile I5
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Management Fees              0.25%         0.25%         0.25%        0.25%        0.25%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Distribution (12b-1)          NONE          NONE         NONE         NONE         NONE
Fees

------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Other Expenses               0.00%         0.00%         0.00%        0.00%        0.00%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Total Annual Portfolio

Operating Expenses           0.25%         0.25%         0.25%        0.25%        0.25%
------------------------- ------------- ------------- ------------ ------------ ------------

------------------------- ------------- ------------- ------------ ------------ ------------
                             Maxim         Maxim         Maxim        Maxim        Maxim
                           Aggressive    Moderately    Moderate    Moderately   Conservative
                          Profile II5    Aggressive   Profile II5  Conservative Profile II5
                                        Profile II3                Profile II5
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Management Fees              0.10%         0.10%         0.10%        0.10%        0.10%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Distribution (12b-1)          NONE          NONE         NONE         NONE         NONE
Fees
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Other Expenses               0.00%         0.00%         0.00%        0.00%        0.00%
------------------------- ------------- ------------- ------------ ------------ ------------
------------------------- ------------- ------------- ------------ ------------ ------------
Total Annual Portfolio

Operating Expenses           0.10%         0.10%         0.10%        0.10%        0.10%
------------------------- ------------- ------------- ------------ ------------ ------------

1 Investors who purchase the Portfolios through variable insurance contracts will be subject to additional fees and charges at the contract level which are not disclosed in this Prospectus.

2 The expenses shown for all Portfolios are for the fiscal year ended December 31, 2003. Current or future expenses may be greater or less than those presented.

3 For the Maxim MFS(R) Small-Cap Growth Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.

4 For the Maxim Templeton(R) International Equity Portfolio, "Other Expenses" were lower than the figure shown by 0.01% due to a voluntary waiver by MCM. MCM can terminate this voluntary waiver at any time.

5 Each Profile I Portfolio and Profile II Portfolio (collectively, "Profile Portfolios") will invest in shares of Underlying Portfolios. Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be reduced by the Underlying Portfolio's expenses. As of the date of this prospectus, the range of expenses expected to be incurred in connection with each Profile Portfolio's investments in Underlying Portfolios is: Maxim Aggressive Profile I and II - 0.83% to 1.13%; Maxim Moderately Aggressive Profile I and II - 0.60% to 1.30%; Maxim Moderate Profile I and II - 0.60% to 1.30%; Maxim Moderately Conservative Profile I and II - 0.60% to 1.30%; Maxim Conservative Profile I and II - 0.60% to 1.30%. This information is provided as a weighted-average range of the expense ratios since the average assets of each Profile Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a Profile Portfolio's assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios.

                                    Examples

These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio                                 1 Year       3 Years      5 Years       10 Years
Maxim Money Market                        $47          $149         $261          $593
Maxim Bond Index                          $51          $162         $283          $645
Maxim U.S. Government Securities          $62          $194         $340          $774
Maxim U.S. Government Mortgage            $62          $194         $340          $774
   Securities
Maxim Short Duration Bond                 $62          $194         $340          $774
Maxim Loomis Sayles Bond                  $92          $291         $510          $1,160
Maxim Federated Bond                      $72          $226         $396          $902
Maxim Janus High Yield Bond               $113         $355         $623          $1,418
Maxim Global Bond                         $133         $420         $736          $1,676
Maxim Templeton(R)International Equity    $116         $365         $640          $1,457
Maxim INVESCO ADR                         $111         $349         $612          $1,392
Maxim MFS(R)International Growth          $123         $388         $680          $1,547
Maxim T. Rowe Price Equity/Income         $85          $268         $470          $1,070
Maxim Janus Large Cap Growth              $108         $339         $595          $1,354
Maxim Stock Index                         $62          $194         $340          $774
Maxim Growth Index                        $62          $194         $340          $774
Maxim Value Index                         $62          $194         $340          $774
Maxim S&P 500 Index(R)                    $62          $194         $340          $774
Maxim Ariel MidCap Value                  $103         $323         $566          $1,289
Maxim T. Rowe Price MidCap Growth         $109         $343         $600          $1,367
Maxim Ariel Small-Cap Value               $107         $336         $589          $1,341
Maxim MFS(R)Small-Cap Growth              $108         $339         $595          $1,354
Maxim Loomis Sayles Small-Cap Value       $113         $355         $623          $1,418
Maxim Index 600                           $62          $194         $340          $774
Maxim Aggressive Profile I                $26          $81          $142          $322
Maxim Moderately Aggressive Profile I     $26          $81          $142          $322
Maxim Moderate Profile I                  $26          $81          $142          $322
Maxim Moderately Conservative Profile I   $26          $81          $142          $322
Maxim Conservative Profile I              $26          $81          $142          $322
Maxim Aggressive Profile II               $10          $32          $57           $129
Maxim Moderately Aggressive Profile II    $10          $32          $57           $129
Maxim Moderate Profile II                 $10          $32          $57           $129
Maxim Moderately Conservative Profile II  $10          $32          $57           $129
Maxim Conservative Profile II             $10          $32          $57           $129


                  MORE INFORMATION ABOUT THE PORTFOLIOS

        --------------------------------------------------------------------
        Some of the Portfolios are managed by sub-advisers which manage other mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.

        --------------------------------------------------------------------

Each Portfolio follows a distinct set of investment strategies. Twenty-one Portfolios are considered to be "Equity Portfolios" because they invest primarily in equity securities (mostly common stocks). Thirteen Portfolios (including the Money Market Portfolio) are considered to be "Debt Portfolios" because they invest primarily in debt securities (mostly bonds). All percentage limitations relating to the Portfolios' investment strategies are applied at the time a Portfolio acquires a security.

Equity Portfolios

Each of the Maxim Aggressive and Moderately Aggressive Profile Portfolios will normally invest at least 65% of their assets in equity securities. Each of the other Equity Portfolios will normally invest at least 80% of their assets in equity securities. Therefore, as an investor in an Equity Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities. The Equity Portfolios include:

o Maxim Ariel Small-Cap Value Portfolio         o Maxim MFS(R) Small-Cap Growth Portfolio
o Maxim Loomis Sayles Small-Cap Value Portfolio o Maxim Ariel MidCap Value Portfolio
o Maxim T. Rowe Price MidCap Growth Portfolio   o Maxim Templeton(R) International Equity Portfolio
o Maxim INVESCO ADR Portfolio                   o Maxim MFS(R) International Growth Portfolio
o Maxim Janus Large Cap Growth Portfolio        o Maxim T. Rowe Price Equity/Income Portfolio
o Maxim Stock Index Portfolio                   o Maxim Index 600 Portfolio
o Maxim Value Index Portfolio                   o Maxim Growth Index Portfolio
o Maxim S&P 500 Index(R) Portfolio              o Aggressive Profile I Portfolio
o Aggressive Profile II Portfolio               o Moderate Profile I Portfolio++
o Moderate Profile II Portfolio++               o Moderately Aggressive Profile I Portfolio
o Moderately Aggressive Profile II Portfolio

++ Please note that the Moderate Profile I and Moderate Profile II Portfolios may invest in the short-term bond and bond categories up to a combined 50%. It is, therefore, important that an investor also review the discussion regarding "Debt Portfolios" below beginning on page 55.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

The Equity Portfolios may invest in common stocks and other equity securities of U.S. and foreign companies, though only the Maxim Templeton(R) International Equity, Maxim INVESCO ADR and Maxim MFS(R) International Growth Portfolios will pursue investments in foreign securities as a principal investment strategy. Equity investments in foreign companies present special risks and other considerations - these are discussed below under "Foreign Securities" on page 57.

The Equity Portfolios may invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Money market instruments are discussed below under "Money Market Instruments and Temporary Investments." Debt securities are discussed below under "Debt Portfolios." Each Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page 58.

The Aggressive Profile I, Moderately Aggressive Profile I, Moderate Profile I, Aggressive Profile II, Moderately Aggressive Profile II and Moderate Profile II Portfolios are considered "Equity Portfolios" because they invest primarily in Underlying Portfolios that emphasize equity investments. However, these Profile Portfolios invest in Underlying Portfolios that invest in debt securities and, therefore, to that extent are subject to the risks and rewards associated with debt securities. As well, to the extent an Underlying Portfolio invests in derivatives, a Profile Portfolio investing in that portfolio would also be exposed to the risks and rewards associated with derivative transactions.

Small and Medium Size Companies

Companies that are small or unseasoned (less then 3 years of operating history) are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources.

Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger companies resulting in more volatility in the price of their securities. As well, the securities of small or unseasoned companies may not have wide marketability. This fact could cause a Portfolio to lose money if it needs to sell the securities when there are few interested buyers. Small or unseasoned companies also normally have fewer outstanding shares than larger companies. As a result, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security. Finally, there may be less public information available about small or unseasoned companies. As a result, a Sub-Adviser when making a decision to purchase a security for a Portfolio may not be aware of some problems associated with the company issuing the security.

Index Portfolios

Certain of the Equity Portfolios are Index Portfolios. This means they are not actively managed, but are designed to track the performance of specified benchmarks. The benchmark indexes are described below:

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index (shares outstanding multiplied by stock price) of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

The S&P Small Cap 600 Stock Index (the "S&P 600") is a widely recognized, unmanaged index of 600 stock prices. The index is market-value weighted, meaning that each stock's influence on the index's performance is directly proportional to that stock's "market value" (stock price multiplied by the number of outstanding shares). The stocks which make up the S&P 600 trade on the New York Stock Exchange, American Stock Exchange, or NASDAQ quotation system. The S&P 600 is designed to monitor the performance of publicly traded common stocks of the small company sector of the United States equities market.

The S&P MidCap 400 Index (the "S&P 400") is a widely recognized, unmanaged market capitalization weighted index of 400 stocks representing the mid-range in terms of tradable market value of the U.S. equity market.

The S&P/BARRA Growth Index (the "Growth Index") is a widely recognized, unmanaged index that contains half of the market value of the S&P 500. The Growth Index is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios.

The S&P/BARRA Value Index (the "Value Index") is a widely recognized, unmanaged index that contains the other half of the market value of the S&P 500. The Value Index is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios.

**Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "S&P 600(R)," "Standard &
Poor's 500", "Standard & Poor's SmallCap 600 Index," "S&P SmallCap 600 Index," "S&P 500/BARRA Growth Index," "S&P 500/BARRA Value Index," and "S&P 400 MidCap Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. Maxim Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in Maxim Series Fund.

The S&P 500, S&P 600, S&P 400, Growth Index and Value Index are sponsored by Standard & Poor's which is responsible for determining which stocks are represented on the indices.

None of the Portfolios are endorsed, sold or promoted by any of the sponsors of the Benchmark Indices (the "Sponsors"), and no Sponsor is an affiliate or a sponsor of the Fund, the Portfolios or MCM. The Sponsors are not responsible for and do not participate in the operation or management of any Portfolio, nor do they guarantee the accuracy or completeness of their respective Benchmark Indices or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.

Total returns for the S&P 500, S&P 600, S&P 400, Growth Index and Value Index assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios

Index portfolios typically have the following characteristics:

o Variety of investments. Index portfolios generally invest in a wide variety of companies and industries.

o Relative performance consistency. Because they seek to track market benchmarks, index portfolios usually do not perform dramatically better or worse than their benchmarks.

o Low cost. Index portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most index portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some index portfolios may pay out higher-than-expected taxable distributions. This is because index portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Debt Portfolios

Each of the Maxim Conservative and Moderately Conservative Profile Portfolios will normally invest at least 65% of its assets in debt securities. Each of the other Debt Portfolios will normally invest at least 80% of its assets in debt securities. Therefore, as an investor in Debt Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds. Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments. The Debt Portfolios include:

o Maxim Loomis Sayles Bond Portfolio              o Maxim U.S. Government Securities Portfolio
o Maxim Short Duration Bond Portfolio             o Maxim Global Bond Portfolio
o Maxim U.S. Gov't. Mortgage Securities Portfolio o Maxim Bond Index Portfolio
o Maxim Federated Bond Portfolio                  o Maxim Janus High Yield Bond Portfolio
o Moderately Conservative Profile I Portfoio++    o Conservative Profile I Portfolio++
o Moderately Conservative Profile II Portfolio++  o Conservative Profile II Portfolio++
o Maxim Money Market Portfolio

++ Please note that the Moderately Conservative and Conservative Profile I and Moderately Conservative and Conservative Profile II Portfolios may invest in the equity categories described above. It is, therefore, important that an investor also review the discussion regarding "Equity Portfolios" above beginning on page 53.

Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "interest rate risk."

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

The lower a bond's quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies."

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolios may invest in below investment grade debt securities: Maxim Loomis Sayles Bond, Maxim Janus High Yield Bond, Maxim Federated Bond, Maxim MFS(R) Small-Cap Growth, Maxim Templeton(R) International Equity, Maxim Global Bond, Maxim T. Rowe Price Equity/Income, Maxim Short Duration Bond, Maxim Janus Large Cap Growth, Maxim MFS(R) International Growth, Moderately Conservative Profile I, Conservative Profile I, Moderately Conservative Profile II and Conservative Profile II Portfolios.

The Debt Portfolios may invest in bonds of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations - these are discussed below under "Foreign Securities" on page 57.

While the Debt Portfolios intend to principally invest in bonds, they may make other types of investments. For example, some of the Debt Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under "Equity Portfolios." Each of the Debt Portfolios may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page 58.

Debt Index Portfolio

The Bond Index Portfolio is not actively managed, but is designed to track the performance of a specified benchmark. The Benchmark Index is described below:

Lehman Aggregate Bond Index

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies

The Maxim Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Maxim Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The U.S. Government guarantee of the securities owned by the Portfolio does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

The manager of the Maxim Money Market Portfolio selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Corporation (or unrated securities of comparable quality).

Except as permitted under Rule 2a-7 of the 1940 Act, the Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Temporary Investment Strategies

In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the Portfolio's sub-adviser. Each non-Money Market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.

                           OTHER INVESTMENT PRACTICES

Foreign Securities

The Maxim Templeton(R) International Equity, Maxim MFS(R) International Growth, Maxim Global Bond and Maxim INVESCO ADR Portfolios pursue investment in foreign securities as their principal investment strategy. Therefore, as an investor in these Portfolios, the return on your investment will be based substantially on the rewards and risks relating to foreign investment. However, many of the other Portfolios may, in a manner consistent with their respective investment objective and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

As noted, the Maxim Templeton(R) International Equity, Maxim MFS(R) International Growth, Maxim Global Bond and Maxim INVESCO ADR Portfolios have substantial exposure to foreign markets since these Portfolios invest primarily in securities of foreign issuers. The other Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S. issuers.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Maxim Money Market and Profile Portfolios, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolios to hedge investments or manage interest or currency-sensitive assets. The Index Portfolios may purchase and sell derivative instruments (futures contracts on the Benchmark Index and options thereon) as part of their principal investment strategy. The other non-Index Portfolios which may enter into derivative transactions will do so only to protect the value of its investments and not for speculative purposes. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If MCM or a sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for a Portfolio to lose more than its original investment in a derivatives transactions. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

No Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS

MCM provides investment advisory, accounting and administrative services to the Fund. MCM's address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $9.7 billion. MCM and its affiliates have been providing investment management services since 1969.

The management fees paid to MCM for the last fiscal year are as follows:

                  Portfolio                     Percentage of Average Net Assets
                  ---------                     --------------------------------
Maxim Money Market                                           0.46%
Maxim U.S. Government Securities                             0.60%
Maxim U.S. Government Mortgage Securities                    0.60%
Maxim Loomis Sayles Bond                                     0.90%
Maxim Short Duration Bond                                    0.60%
Maxim Global Bond                                            1.30%
Maxim Federated Bond                                         0.70%
Maxim Janus High Yield                                       1.10%
Maxim Templeton(R)International Equity                       1.00%
Maxim INVESCO ADR                                            1.00%
Maxim MFS(R)International Growth                             1.20%
Maxim T. Rowe Price Equity/Income                            0.80%
Maxim Janus Large Cap Growth                                 1.05%
Maxim Ariel MidCap Value                                     0.95%
Maxim T. Rowe Price MidCap Growth                            1.00%
Maxim Ariel Small-Cap Value                                  1.00%
Maxim Loomis Sayles Small-Cap Value                          1.00%
Maxim MFS(R)Small-Cap Growth                                 0.95%
Maxim Stock Index                                            0.60%
Maxim Index 600                                              0.60%
Maxim Value Index                                            0.60%
Maxim Growth Index                                           0.60%
Maxim S&P 500 Index(R)                                       0.60%
Maxim Bond Index                                             0.50%
Maxim Aggressive Profile I                                   0.25%
Maxim Moderately Aggressive Profile I                        0.25%
Maxim Moderate Profile I                                     0.25%
Maxim Moderately Conservative I                              0.25%
Maxim Conservative Profile I                                 0.25%
Maxim Aggressive Profile II                                  0.10%
Maxim Moderately Aggressive Profile II                       0.10%
Maxim Moderate Profile II                                    0.10%
Maxim Moderately Conservative II                             0.10%
Maxim Conservative Profile II                                0.10%

For those Portfolios that are "directly" advised by MCM (i.e., without the assistance of a sub-adviser), namely the Maxim Money Market, Maxim Bond Index, Maxim Short Duration Bond, Maxim U.S. Government Securities, Maxim U.S. Government Mortgage Securities and the Profile Portfolios, MCM uses teams of professionals to manage the assets of those Portfolios. Each Portfolio has a separate team and all of the members of the team are jointly and primarily responsible for the day-to-day management of their respective Portfolios. The teams meet regularly to review Portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a Portfolio as they see fit, guided by the Portfolio's investment objective and strategy.

Sub-Advisers

The Fund operates under a manager-of-managers structure under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits MCM to hire or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Board as to whether each sub-adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable Portfolios all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the applicable Portfolios with an information statement. With respect to a newly retained sub-adviser, or a change in a sub-advisory agreement, this information statement will be provided to shareholders of the applicable Portfolios a maximum of ninety (90) days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more Portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio. Currently, there are no sub-advisers who are affiliated persons with MCM.

For those Portfolios for which MCM has entered into an agreement with a sub-adviser, the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to each sub-adviser for its services. The following sub-advisers provide services for the Portfolios indicated:

Loomis Sayles & Company, L.P                   Massachusetts Financial Services Company
Maxim Looms Sayles Bond Portfolio              Maxim  MFS(R) International Growth Portfolio
Maxim Loomis Sayles Small-Cap Value Portfolio  Maxim MFS(R)Small-Cap Growth Portfolio

Ariel Capital Management, LLC                  T. Rowe Price Associates, Inc.
-----------------------------                  ------------------------------
Maxim Ariel MidCap Value Portfolio             Maxim  T.  Rowe  Price   MidCap   Growth
                                               Portfolio
Maxim Ariel Small-Cap Value Portfolio          Maxim  T.   Rowe   Price   Equity/Income
                                               Portfolio

INVESCO Global Asset Management (N.A.)         Pareto Partners
Maxim INVESCO ADR Portfolio                    Maxim Global Bond Portfolio

BNY Investment Advisors                        Federated Investment Management Company
Maxim Stock Index Portfolio                    Maxim Federated Bond Portfolio
Maxim Growth Index Portfolio
Maxim Value Index Portfolio                    Templeton Investment Counsel, LLC
                                               ---------------------------------
Maxim Index 600 Portfolio                      Maxim  Templeton(R)International  Equity Portfolio
Maxim S&P 500 Index(R)

Janus Capital Management LLC

Maxim Janus High Yield Bond Portfolio
Maxim Janus Large Cap Growth Portfolio

Following is additional information about each sub-adviser:

Templeton Investment Counsel, LLC ("TIC") is a subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc. TIC is a Delaware limited liability company with its principal business address at Broward Financial Centre, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394.

The day-to-day manager of the Maxim Templeton(R) International Equity Portfolio is Mark Beveridge, Executive Vice President, TIC and has been with TIC since 1985.

T. Rowe Price Associates, Inc. ("T. Rowe Price") is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee chaired by Brian C. Rogers. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price Equity Income Fund. Mr. Rogers, Chief Investment Officer of T. Rowe Price, has been the portfolio manager of the T. Rowe Price Equity Income Fund since its inception in 1985. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

The Maxim T. Rowe Price MidCap Growth Portfolio is managed by an Investment Advisory Committee co-chaired by Brian W.H. Berghuis and Donald J. Peters. Mr. Berghuis shares day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been the portfolio manager of the T. Rowe Price Mid-Cap Growth Fund since 1992. He has been managing investments since 1988 and joined T. Rowe Price in 1985. Donald J. Peters is co-chairman of the Portfolio's Investment Advisory Committee and shares day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Peters is a Vice President and equity portfolio manager of T. Rowe Price and is the portfolio manager of the T. Rowe Price Diversified Mid-Cap Growth Fund.

INVESCO Global Asset Management (N.A.), Inc. ("IGAM"), is a Delaware corporation and a wholly owned subsidiary of INVESCO. IGAM is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.

The day-to-day manager of the Maxim INVESCO ADR Portfolio is W. Lindsay Davidson, who also serves as portfolio manager for the INVESCO ADR International Equity Management Fund. Mr. Davidson has been with INVESCO PLC since 1984 and in 1989 he assumed responsibility for global and international portfolios. Mr. Davidson began his investment career in 1974 and previously worked for both insurance and reinsurance companies in England. He holds an M.A. (Honours) degree in Economics from Edinburgh University.

Ariel Capital Management, LLC (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is a Delaware Limited Liability Corporation with its principal business address at 200 East Randolph Drive, Suite 2900, Chicago, Illinois 60601.

The day-to-day manager for the Maxim Ariel Small-Cap Value and Maxim Ariel MidCap Value Portfolios is John W. Rogers, Jr. - - B.A. in Economics, Princeton University. Mr. Rogers' business experience during the past five years is as Chairman and Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Ariel Fund (formerly known as the Ariel Growth Fund), as well as Ariel Appreciation Fund..

Loomis, Sayles & Company, L.P. ("Loomis Sayles") is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

The day-to-day manager of the Maxim Loomis Sayles Bond Portfolio is Daniel J. Fuss, Executive Vice President and Vice Chairman of Loomis Sayles. Mr. Fuss also serves as the fund manager for a number of mutual funds including the Loomis Sayles Bond Fund and has been employed by Loomis Sayles since 1976.

Joseph R. Gatz, Vice President of Loomis Sayles, has co-managed the Maxim Loomis Sayles Small-Cap Value Portfolio since 1999. Prior to joining Loomis Sayles in 1999, Mr. Gatz was employed by Banc One and certain of its corporate predecessors since 1993. Daniel G. Thelen, Vice President of Loomis Sayles, has served as co-manager of the Portfolio since 1999 and has been employed with Loomis Sayles since 1996.

Pareto Partners ("Pareto") an English Partnership, serves as the sub-adviser to the Maxim Global Bond Portfolio. Mellon Bank, N.A. owns 30% of Pareto, XL Capital Ltd. owns 30% of Pareto and the employees of Pareto own the remaining 40% of Pareto. Mellon Bank, N.A. is a wholly-owned subsidiary of Mellon Bank Corporation, a publicly-owned multibank holding company which provides a comprehensive range of financial products and services in domestic and selected international markets.

The Portfolio is managed by Charles P. Dolan. He is a Managing Director and Senior Portfolio Manager at Pareto and has been employed by Pareto since April 1998. Through Pareto's affiliates, he has been employed on Pareto's global bond portfolios since 1994.

BNY Investment Advisors ("BNY") is a separately identifiable division of The Bank of New York, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisors Act of 1940. BNY's principal business address is One Wall Street, New York, New York 10286. BNY began management of the Maxim Stock Index, Maxim Growth Index, Maxim Value Index and Maxim Index 600 Portfolios on April 1, 2003. BNY began management of the Maxim S&P 500 Index(R) Portfolio on June 30, 2003.

Massachusetts Financial Services Company ("MFS") is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada Inc., a diversified financial services organization. MFS is a Delaware corporation with its principal business address at 500 Boylston Street, Boston, Massachusetts 02116.

The Maxim MFS(R) International Growth Portfolio is managed by a team of portfolio managers. David R. Mannheim is Senior Vice President, MFS, and manager of the MFS(R) Institutional International Equity Fund since January, 1996. Mr. Mannheim has been employed with MFS since 1988. Marcus L. Smith, Vice President, MFS, has been employed with MFS since 1994 and became a portfolio manager of MFS(R) Institutional International Equity Fund effective January, 2001.

The Maxim MFS(R) Small-Cap Growth Portfolio is managed by a team of portfolio managers. Donald F. Pitcher, Jr., Senior Vice President of MFS, has been portfolio manager of the MFS New Discovery Fund since 2002. Mr. Pitcher has been employed with MFS since 1971. Robert Henderson, Vice President of MFS, joined MFS in 1996 and has managed the MFS New Discovery Fund since 2002. Effective on or about June 30, 2004, Thomas H. Wetherald will replace Mr. Pitcher on the management team. Mr. Wetherald, an MFS Vice President, has been employed in the MFS investment management area since 2002. Prior to joining MFS, Mr. Wetherald was a portfolio manager and research analyst at Manning & Napier Advisors.

Federated Investment Management Company ("Federated") is a wholly owned subsidiary of Federated Investors, Inc., one of the largest mutual fund investment managers in the United States. Federated is a Delaware business trust with its principal business address at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Joseph M. Balestrino, Robert J. Ostrowski and John T. Gentry are the portfolio managers of the Maxim Federated Bond Portfolio. Mr. Ostrowski is Senior Vice President/Chief Investment Officer, Domestic and International Government and Corporate Bond Groups, and Senior Portfolio Manager and is responsible for portfolio management and administration of the Government and General High Grade Corporate Bond Groups with Federated. He joined Federated in 1987 and has 17 years investment experience. Mr. Balestrino is Senior Vice President, Senior Portfolio Management, Head of Domestic High Grade Corporate Bond Group and responsible for portfolio management and administration of the General High Grade Corporate Multi-Sector Bond Groups with Federated. He joined Federated in 1986 and has 17 years investment experience. Mr. Gentry is Vice President, Portfolio Manager and is responsible for portfolio management and investment research in the fixed income area concentrating on high grade corporate, U.S. government, and U.S. government agency bonds with Federated. He joined Federated in 1995 and 14 years investment experience.

Janus Capital Management LLC ("Janus") is a directly owned subsidiary of Janus Capital Group Inc., registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 151 Detroit Street, Denver, Colorado 80206.

Scott Schoelzel is the portfolio manager of the Maxim Janus Large Cap Growth Portfolio. Mr. Schoelzel is Executive Vice President of Janus and Portfolio Manager of the Janus Twenty Fund, which he has managed since August 1997. He is also Portfolio Manager of other Janus accounts. He holds a Bachelor of Arts degree in Business from Colorado College.

Gibson Smith is the portfolio manager of the Maxim Janus High Yield Bond Portfolio. Mr. Smith is Executive Vice President and Portfolio Manager of the Janus High-Yield Fund. He is also Executive Vice President and Portfolio Manager of the Janus Short-Term Bond Fund. He joined Janus Capital in 2001 as a fixed-income analyst. Prior to joining Janus, Mr. Smith worked in the fixed-income division at Morgan Stanley from 1991 to 2001. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado at Boulder.

                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios

Shares of the Portfolios are not for sale directly to the public. Currently, the Portfolios' shares are sold only to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts, variable life insurance policies and to participants in connection with qualified retirement plans. In the future, shares of the Portfolios may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares

The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form. Each Portfolio values its assets at current market prices where current market prices are readily available, or at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors when a determination is made that current market prices are not readily available. In valuing securities that trade principally on foreign markets, the most recent closing market prices of these securities is used from the market on which they principally trade, unless the most recent closing market prices, in the Fund's judgment, do not represent current market values of these securities. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Fund determines the net asset value as of valuation time, and therefore, the Fund may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that a Portfolio's net asset value fairly reflects security values at the time of pricing.

The net asset value of the Maxim Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value for the other Portfolios is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.

Purchasing and Redeeming Shares

Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

The price to buy or sell shares of each Portfolio is the Portfolio's net asset value next calculated after the Portfolio receives the order in proper form.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.

Each Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Exchanging Shares

This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

o    You can request an exchange in writing or by telephone.

o    Written requests should be submitted to:

        8515 East Orchard Road
        Greenwood Village, CO 80111.

o The form should be signed by the account owner(s) and include the following information:

     (1)  the name of the account;
     (2)  the account number;
     (3)  the name of the Portfolio from which the shares are to be sold;
     (4)  the dollar amount or number of shares to be exchanged;
     (5)  the name of the  Portfolio(s)  in which new shares will be  purchased;
          and
     (6) the signature(s) of the person(s) authorized to effect exchanges in the account.

o    You can request an exchange by telephoning 1-800-537-2033.

o A Portfolio may refuse exchange
purchases by any person or group if, in MCM's

     judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

o We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Portfolios by telephone.

o If an account has more than one owner of record, we may rely on the instructions of any one owner.

o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner.

o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information.

o   All telephone calls will be recorded.

o During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

o Telephone instructions will be accepted if received prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on any day the NYSE is open for business.

Dividends and Capital Gains Distributions

Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

o The Maxim Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.

o The Maxim Bond Index, Maxim Federated Bond, Maxim U.S. Government Mortgage Securities, Maxim U.S. Government Securities and Maxim Short Duration Bond Portfolios ordinarily distribute dividends from net investment income quarterly.

o The Maxim T. Rowe Price Equity/Income, Maxim Janus Large Cap Growth, Maxim Janus High Yield Bond, Maxim Ariel MidCap Value, Maxim T. Rowe Price MidCap Growth, Maxim Ariel Small-Cap Value, Maxim Loomis Sayles Small-Cap Value, Maxim MFS(R) Small-Cap Growth, Maxim Stock Index, Maxim Index 600, Maxim Value Index, Maxim Growth Index, Maxim S&P 500 Index(R), Maxim Global Bond, Maxim Loomis Sayles Bond and all Profile Portfolios ordinarily distribute dividends semi-annually.

o The Maxim Templeton(R) International Equity, Maxim INVESCO ADR and Maxim MFS(R) International Growth, Portfolios ordinarily distribute dividends annually.

o All of the Portfolios generally distribute capital gains, at least once annually.

Tax Consequences

The Portfolios are not currently separate taxable entities. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports

The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Portfolio will receive a report containing a summary of the Fund's performance and other information.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial history for the past five years, or, if shorter, the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share. Total returns in the following tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, independent auditors, whose reports, along with the Fund's financial statements, are included in the Fund's Annual Report. A free copy of the Annual Report is available upon request by calling 1-800-537-2033.

--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002           2001           2000            1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       1.0000  $      1.0005  $      1.0005  $      1.0005   $      1.0005
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.0074         0.0139         0.0373         0.0590          0.0471
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations               0.0074         0.0139         0.0373         0.0590          0.0471
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                           (0.0074)       (0.0139)       (0.0373)       (0.0590)        (0.0471)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From tax return of capital                                          (0.0005)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.0074)       (0.0144)       (0.0373)       (0.0590)        (0.0471)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       1.0000  $      1.0000  $      1.0005  $      1.0005   $      1.0005
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           0.73%          1.40%          3.80%          6.07%           4.81%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      559,342  $     940,085  $     914,544  $     718,264   $     722,697
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.46%          0.46%          0.46%          0.46%           0.46%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.74%          1.38%          3.62%          5.93%           4.73%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        19.25  $       27.37  $       33.58  $       40.44   $       35.82
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.26           0.14           0.21           0.23            0.27
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 5.11          (6.23)         (4.20)         (3.35)           6.68
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              5.37          (6.09)         (3.99)         (3.12)           6.95
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.26)         (0.14)         (0.21)         (0.23)          (0.27)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (1.95)         (1.89)         (2.01)         (3.51)          (2.06)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (2.21)         (2.03)         (2.22)         (3.74)          (2.33)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        22.41  $       19.25  $       27.37  $       33.58   $       40.44
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          28.41%        (21.94%)       (11.63%)        (7.94%)         19.73%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      636,715  $     627,394  $     864,986  $   1,027,978   $   1,166,072
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                1.15%          0.97%          0.70%          0.60%           0.71%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               30.66%         19.52%         11.46%         15.71%          10.69%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.43  $       11.00  $       10.87  $       10.46   $       11.05
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.48           0.19           0.60           0.68            0.63
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (0.19)          0.43           0.15           0.40           (0.60)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.29           0.62           0.75           1.08            0.03
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.48)         (0.19)         (0.62)         (0.67)          (0.62)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.09)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.57)         (0.19)         (0.62)         (0.67)          (0.62)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.15  $       11.43  $       11.00  $       10.87   $       10.46
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           2.57%          9.81%          7.07%         10.58%           0.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       78,434  $      82,835  $      93,613  $      84,688   $      76,592
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.28%          5.25%          5.65%          6.44%           5.83%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               71.74%         91.64%         66.47%         32.95%          51.82%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM BOND INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        13.63  $       13.11  $       12.86  $       12.28   $       13.01
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.61           0.21           0.69           0.77            0.70
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (0.19)          0.56           0.27           0.57           (0.74)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              0.42           0.77           0.96           1.34           (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.61)         (0.21)         (0.71)         (0.76)          (0.69)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.10)         (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.71)         (0.25)         (0.71)         (0.76)          (0.69)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        13.34  $       13.63  $       13.11  $       12.86   $       12.28
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           3.08%          9.69%          7.52%         11.28%          (0.31%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      144,062  $     202,460  $     182,737  $     147,990   $     133,485
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.50%          0.50%          0.50%          0.50%           0.56%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.47%          5.01%          5.60%          6.24%           5.56%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               13.66%         53.33%         56.51%         27.38%         127.95%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.36  $       11.85  $       11.69  $       11.25   $       11.86
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.49           0.20           0.63           0.74            0.68
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                (0.19)          0.54           0.18           0.43           (0.62)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.30           0.74           0.81           1.17            0.06
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.50)         (0.19)         (0.65)         (0.73)          (0.67)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.20)         (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.70)         (0.23)         (0.65)         (0.73)          (0.67)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.96  $       12.36  $       11.85  $       11.69   $       11.25
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           2.52%          9.83%          7.13%         10.71%           0.51%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      306,288  $     347,127  $     219,596  $     182,403   $     183,178
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                4.10%          4.98%          5.66%          6.39%           5.86%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              105.93%         82.56%         49.85%         26.97%          46.74%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM INDEX 600 PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         6.26  $        7.45  $        7.68  $        8.00   $        7.92
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01           0.01           0.01           0.03            0.05
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.37          (1.19)          0.33           0.74            0.81
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              2.38          (1.18)          0.34           0.77            0.86
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)         (0.01)         (0.01)         (0.03)          (0.05)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains +                                             (0.00)         (0.56)         (1.06)          (0.73)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.01)         (0.01)         (0.57)         (1.09)          (0.78)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $         8.63  $        6.26  $        7.45  $        7.68   $        8.00
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          38.11%        (15.23%)         5.82%         10.25%          11.85%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      130,870  $      28,483  $      32,022  $      28,279   $      25,169
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.31%          0.22%          0.20%          0.36%           0.66%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               88.78%         18.06%         33.31%         85.61%          37.75%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 +   The distribution from net realized gains in 2002 was less than $0.01 per share.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MAXIM JANUS HIGH YIELD BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                             Period Ended December 31,
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                                  2003 +
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $             10.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     0.29
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                          0.60
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                   0.89
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net investment income                                                                               (0.28)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                                  (0.07)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                      (0.35)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                             $             10.54
---------------------------------------------------------------------------------------------==================----
---------------------------------------------------------------------------------------------==================----

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return                                                                                             8.90%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                           $           128,029
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                  1.10%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                                     5.18%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                110.88%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on May 21, 2003.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 *   Annualized
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                            Period Ended December 31,
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                                                                 2003 +
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                      $             10.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                      0.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                         1.63
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                  1.63
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
From net investment income ~                                                                            (0.00)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                     (0.00)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                            $             11.63
--------------------------------------------------------------------------------------------==================----
--------------------------------------------------------------------------------------------==================----

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total Return                                                                                           16.34%  o
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                          $           261,101
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                 1.05%  *
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                                                     (0.11%) *
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                22.23%  o
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on May 21, 2003.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 ~ The distribution from net investment income was less than $0.01 per share.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 *   Annualized
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MAXIM MFS(R)INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                             Period Ended December 31,
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                                  2003 +
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $             10.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     0.01
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                          2.57
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                   2.58
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net investment income                                                                               (0.01)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                                  (0.19)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                      (0.20)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                             $             12.38
---------------------------------------------------------------------------------------------==================----
---------------------------------------------------------------------------------------------==================----

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return                                                                                            25.89%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                           $           166,896
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                  1.20%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                                     0.15%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                  5.56%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on May 21, 2003.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 *   Annualized
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MAXIM FEDERATED BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                Period Ended December 31,
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                      2003 +
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                          $               10.00
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                          0.13
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss                                                                              (0.15)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                       (0.02)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                                    (0.13)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                           (0.13)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                $                9.85
------------------------------------------------------------------------------------------------====================----
------------------------------------------------------------------------------------------------====================----

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                 (0.20%) o
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                              $             125,437
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                       0.70%  *
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                                          2.21%  *
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                      33.24%  o
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on May 21, 2003.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 *   Annualized
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM TEMPLETON(R)INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         8.80          10.80  $       12.27  $       15.19   $       11.87
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.13           0.06           0.10           0.10            0.16
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.97          (2.00)         (1.40)          0.08            3.39
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.10          (1.94)         (1.30)          0.18            3.55
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.13)         (0.06)         (0.10)         (0.09)          (0.15)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                              (0.07)         (3.01)          (0.08)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.13)         (0.06)         (0.17)         (3.10)          (0.23)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.77           8.80  $       10.80  $       12.27   $       15.19
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          35.34%        (18.02%)       (10.44%)         1.64%          29.91%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      244,976        145,399  $      96,911  $      94,174   $     101,354
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.13%          1.19%          1.26%          1.25%           1.24%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.12%          1.19%          1.23%          1.25%           1.23%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.53%          0.74%          0.93%          0.73%           0.93%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.54%          0.74%          0.96%          0.73%           0.94%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               21.91%         25.79%         27.70%         65.41%          58.75%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
MAXIM S&P 500 INDEX(R)PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                             Period Ended December 31,
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                                  2003 +
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $             10.00
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     0.03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                          0.92
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                                                                   0.95
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net investment income                                                                               (0.03)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                                  (0.01)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                      (0.04)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                             $             10.91
---------------------------------------------------------------------------------------------==================----
---------------------------------------------------------------------------------------------==================----

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return                                                                                             9.46%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                                                           $           615,867
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                                                                  0.60%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                                                     1.20%  *
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                  4.17%  o
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 8, 2003.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 *   Annualized
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                   2003          2002 ~         2001 ~         2000 ~         1999 ~ ^
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       16.94          19.51  $       17.24  $       15.41  $       18.42
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.03           0.01           0.54           0.04           0.11
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                4.97          (2.13)          2.56           2.78           0.03
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From                               5.00          (2.12)          3.10           2.82           0.14
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net investment income                            (0.03)         (0.02)         (0.06)         (0.11)         (0.12)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net realized gains                               (0.07)         (0.43)         (0.77)         (0.88)         (3.03)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.10)         (0.45)         (0.83)         (0.99)         (3.15)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       21.84          16.94  $       19.51  $       17.24  $       15.41
------------------------------------------------============---============---============---============---============
------------------------------------------------============---============---============---============---============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return                                         29.57%        (10.77%)        18.20%         18.69%          0.26%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $     298,137        147,540  $      86,540  $      63,697  $      67,499
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                            1.00%          1.06%          1.13%          1.19%          1.04%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                           1.00%          1.06%          1.10%          1.10%          1.04%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Average Net Assets:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - Before Reimbursement                            0.20%          0.21%          0.38%          0.61%          0.36%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    - After Reimbursement #                           0.20%          0.21%          0.41%          0.70%          0.36%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              33.98%         18.30%         26.68%         41.65%        182.75%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 ^ The per share information was computed based on average shares.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM VALUE INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         9.97          12.96  $       16.45  $       18.04   $       18.95
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.29           0.14           0.18           0.23            0.24
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.72          (2.99)         (2.28)          0.66            1.78
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.01          (2.85)         (2.10)          0.89            2.02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.29)         (0.14)         (0.18)         (0.23)          (0.24)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                              (1.21)         (2.25)          (2.69)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.29)         (0.14)         (1.39)         (2.48)          (2.93)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        12.69           9.97  $       12.96  $       16.45   $       18.04
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          30.42%        (21.46%)       (12.34%)         5.36%          11.39%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       30,309         77,865  $     301,286  $     378,498   $     391,562
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                1.56%          1.36%          1.15%          1.32%           1.31%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               29.57%         27.77%         49.44%         53.18%          70.11%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM GROWTH INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.66          16.81  $       19.41  $       28.63   $       24.28
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.15           0.07           0.06           0.01            0.06
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.99          (4.15)         (2.60)         (6.31)           6.34
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.14          (4.08)         (2.54)         (6.30)           6.40
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.15)         (0.07)         (0.06)         (0.01)          (0.06)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00           0.00           0.00          (2.91)          (1.99)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.15)         (0.07)         (0.06)         (2.92)          (2.05)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        15.65          12.66  $       16.81  $       19.41   $       28.63
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          24.85%        (24.08%)       (13.10%)       (22.36%)         26.87%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       51,925         79,190  $     275,992  $     350,803   $     499,612
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                0.82%          0.53%          0.32%          0.03%           0.26%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               25.37%         23.09%         37.66%         39.05%          54.24%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         9.52          10.51  $        9.37  $        7.84   $        9.54
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01           0.01           0.07           0.07            0.02
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.77          (0.70)          1.38           1.97           (0.63)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              2.78          (0.69)          1.45           2.04           (0.61)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)         (0.01)         (0.07)         (0.07)          (0.02)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.19)         (0.29)         (0.24)         (0.44)          (1.07)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.20)         (0.30)         (0.31)         (0.51)          (1.09)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        12.10           9.52  $       10.51  $        9.37   $        7.84
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          29.24%         (6.27%)        15.66%         26.65%          (5.80%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      401,582        307,139  $     206,883  $     116,972   $      35,291
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.04%          1.06%          1.10%          1.27%           1.28%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.04%          1.06%          1.09%          1.27%           1.23%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.03%          0.11%          0.68%          1.24%           0.16%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.03%          0.11%          0.69%          1.24%           0.21%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                8.70%         18.73%         15.63%         52.61%          46.17%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        14.02  $       17.06  $       15.96  $       13.35   $       14.48
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.01           0.03           0.08           0.11            0.08
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 4.79          (2.98)          2.15           3.03           (0.22)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              4.80          (2.95)          2.23           3.14           (0.14)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.01)         (0.03)         (0.08)         (0.11)          (0.08)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00          (0.06)         (1.05)         (0.42)          (0.91)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.01)         (0.09)         (1.13)         (0.53)          (0.99)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        18.81  $       14.02  $       17.06  $       15.96   $       13.35
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          34.28%        (14.49%)        14.36%         23.74%          (0.43%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      139,890  $     123,140  $     226,496  $     170,239   $      93,088
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.10%          1.09%          1.11%          1.16%           1.15%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.10%          1.08%          1.10%          1.16%           1.14%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.09%          0.32%          0.48%          0.87%           0.52%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.09%          0.33%          0.49%          0.87%           0.53%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               70.82%         89.28%         97.49%        122.31%         105.57%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM LOOMIS SAYLES BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $         9.78           9.64  $       10.26  $       10.64   $       11.12
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.79           0.43           0.79           0.94            0.87
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 2.12           0.19          (0.53)         (0.46)          (0.35)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 2.91           0.62           0.26           0.48            0.52
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.71)         (0.48)         (0.88)         (0.86)          (0.89)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00           0.00           0.00           0.00           (0.11)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.71)         (0.48)         (0.88)         (0.86)          (1.00)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        11.98           9.78  $        9.64  $       10.26   $       10.64
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          30.10%         11.08%          2.57%          4.60%           4.87%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      251,129        161,750  $     198,056  $     178,834   $     191,419
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.90%          0.90%          0.90%          0.90%           0.90%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                6.30%          8.06%          8.30%          8.72%           7.74%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               47.85%         26.58%         21.92%         19.52%          28.00%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        13.67          16.10  $       16.64  $       16.55   $       17.80
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.23           0.12           0.23           0.32            0.34
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.25          (2.33)          0.02           1.68            0.24
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From                                3.48          (2.21)          0.25           2.00            0.58
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.23)         (0.12)         (0.23)         (0.32)          (0.34)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.02)         (0.10)         (0.56)         (1.59)          (1.49)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.25)         (0.22)         (0.79)         (1.91)          (1.83)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        16.90          13.67  $       16.10  $       16.64   $       16.55
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          25.64%        (13.06%)         1.66%         12.90%           3.39%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      688,730        431,981  $     224,623  $     173,562   $     189,500
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            0.83%          0.85%          0.88%          0.90%           0.88%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           0.83%          0.85%          0.88%          0.90%           0.88%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.76%          1.73%          1.47%          1.99%           1.84%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.76%          1.73%          1.47%          1.99%           1.84%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               20.76%         18.41%         25.20%         37.73%          44.02%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM MFS(R)SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.60          16.80  $       21.77  $       28.35   $       18.51
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            0.00           0.00           0.00           0.08           (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.59          (5.20)         (4.97)         (3.14)          14.27
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.59          (5.20)         (4.97)         (3.06)          14.23
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                 0.00           0.00           0.00          (3.52)          (4.39)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     0.00           0.00           0.00          (3.52)          (4.39)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        15.19          11.60  $       16.80  $       21.77   $       28.35
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          30.95%        (30.95%)       (22.85%)       (12.38%)         80.78%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      213,441        127,625  $     155,751  $     210,747   $     181,229
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.05%          1.08%          1.07%          1.03%           1.09%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.04%          1.06%          1.06%          1.03%           1.07%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.55%)        (0.74%)        (0.55%)        (0.39%)         (0.36%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                          (0.54%)        (0.72%)        (0.54%)        (0.39%)         (0.34%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              174.65%        109.01%         99.01%        132.39%         223.65%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM INVESCO ADR PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        11.28          13.24  $       16.04  $       19.77   $       16.25
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.19           0.22           0.12           0.14            0.06
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 3.33          (1.96)         (2.77)         (2.19)           3.62
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              3.52          (1.74)         (2.65)         (2.05)           3.68
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.19)         (0.22)         (0.13)         (0.14)          (0.06)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                              (0.02)         (1.54)          (0.10)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.19)         (0.22)         (0.15)         (1.68)          (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        14.61          11.28  $       13.24  $       16.04   $       19.77
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          31.30%        (13.16%)       (16.50%)       (10.16%)         22.67%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      190,483        116,405  $     113,256  $     114,870   $     141,770
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.08%          1.12%          1.14%          1.14%           1.16%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.08%          1.11%          1.13%          1.14%           1.14%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.60%          1.80%          0.90%          0.85%           0.57%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.60%          1.81%          0.91%          0.85%           0.59%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               29.46%         22.52%         25.09%         34.39%          22.06%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM SHORT DURATION BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        10.39          10.34  $       10.15  $       10.02   $       10.20
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.32           0.10           0.56           0.59            0.52
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.01           0.11           0.23           0.11           (0.18)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.33           0.21           0.79           0.70            0.34
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.32)         (0.13)         (0.55)         (0.57)          (0.52)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.03)         (0.03)         (0.05)          0.00
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.35)         (0.16)         (0.60)         (0.57)          (0.52)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        10.37          10.39  $       10.34  $       10.15   $       10.02
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                           3.22%          6.16%          7.91%          7.24%           3.37%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      248,468        129,216  $     160,107  $     155,624   $     137,920
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%          0.60%          0.60%          0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                3.29%          4.24%          5.28%          5.93%           5.29%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               93.57%        135.33%        132.76%         85.06%          45.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                    2003          2002 ~         2001 ~         2000 ~          1999 ~
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $        12.00          15.38  $       15.62  $       15.83   $       13.47
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                         0.06           (0.04)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 4.53          (3.38)         (0.19)          1.08            3.28
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              4.53          (3.38)         (0.19)          1.14            3.24
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                (0.47)                        (0.05)         (1.35)          (0.88)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.47)          0.00          (0.05)         (1.35)          (0.88)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $        16.06          12.00  $       15.38  $       15.62   $       15.83
------------------------------------------------=============---============---============---============----============
------------------------------------------------=============---============---============---============----============

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                          37.81%        (21.98%)        (1.12%)         7.34%          24.60%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $      335,177        204,263  $     266,726  $     255,131   $     203,089
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                            1.06%          1.07%          1.09%          1.08%           1.11%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                           1.05%          1.05%          1.05%          1.05%           1.05%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Loss to
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     Average Net Assets:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - Before Reimbursement                           (0.64%)        (0.71%)        (0.58%)        (0.34%)         (0.41%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     - After Reimbursement #                          (0.63%)        (0.69%)        (0.55%)        (0.31%)         (0.35%)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               49.18%         54.41%         56.73%         56.95%          66.80%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 # Percentages are shown net of expenses reimbursed by Maxim Capital Management,
LLC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MAXIM GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended December 31,                        Period Ended December 31,
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                         2003         2002         2001         2000          1999 +
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $      10.34  $      9.75  $      9.76  $      9.71  $        10.00
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                   0.00            0.00
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.17         0.28         0.71         0.37            0.16
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                     0.58         0.74        (0.38)        0.49           (0.29)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations              0.75         1.02         0.33         0.86           (0.13)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net investment income                                 (0.19)       (0.32)       (0.18)       (0.81)          (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
From net realized gains                                    (0.43)       (0.11)       (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.62)       (0.43)       (0.34)       (0.81)          (0.16)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $      10.47  $     10.34  $      9.75  $      9.76  $         9.71
------------------------------------------------------===========---==========---==========---==========---=============--
------------------------------------------------------===========---==========---==========---==========---=============--

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return                                               7.36%       10.54%        3.41%        9.02%          (1.25%)o
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                    $    133,333  $   138,533  $   112,247  $    88,218  $       91,795
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                    1.30%        1.30%        1.30%        1.30%           1.30% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       2.12%        2.86%        2.95%        3.53%           4.00% *
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  225.08%      275.23%      227.53%      367.96%          86.93% o
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on July 26, 1999.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 *  Annualized
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
--------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                   2003           2002 ~          2001 ~ ^        2000 ~          1999 ~
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $         7.78  $         9.48  $        10.93  $        12.34  $         10.79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.05            0.03            0.03            0.57             0.04
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                    0.05            0.10            0.25            0.27             0.97
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions received                       0.10            0.13            0.28            0.84             1.01
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    investments                                        2.28           (1.80)          (0.98)          (1.66)            1.35
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Investment Operations                              2.38           (1.67)          (0.70)          (0.82)            2.36
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                            (0.05)          (0.03)          (0.46)          (0.27)           (0.01)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                0.00            0.00           (0.29)          (0.32)           (0.80)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.05)          (0.03)          (0.75)          (0.59)           (0.81)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $        10.11  $         7.78  $         9.48  $        10.93  $         12.34
-----------------------------------------------=============---=============---=============---=============---==============
-----------------------------------------------=============---=============---=============---=============---==============

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                         30.57%         (17.62%)         (5.75%)         (6.82%)          21.83%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)             $       58,392  $       34,659  $       33,773 $        27,131  $        19,007
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #             0.25%           0.25%           0.25%           0.25%            0.25%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Average Net Assets                                0.61%           0.41%           1.40%           0.17%            0.09%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              50.10%          76.79%          96.98%          91.73%           77.51%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 ^ The per share information was computed based on average shares.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          9.23  $        9.65  $       10.12  $        10.11  $       10.30
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.30           0.23           0.43         0.71           0.43
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.05           0.09           0.14            0.19           0.24
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.35           0.32           0.57            0.90           0.67
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         0.69          (0.52)         (0.27)          (0.32)         (0.17)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.04          (0.20)          0.30            0.58           0.50
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.31)         (0.22)         (0.61)          (0.53)         (0.41)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                     -              -          (0.16)          (0.04)         (0.28)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.31)         (0.22)         (0.77)          (0.57)         (0.69)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $          9.96  $        9.23  $        9.65  $        10.12  $       10.11
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           11.33%         (0.69%)         2.91%           5.86%          4.86%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $        32,155  $      28,128  $      20,349 $        17,421  $      17,142
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 3.13%          3.92%          4.58%           4.69%          3.94%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                86.47%         82.41%         84.75%          63.09%         80.14%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.53  $        9.54  $       10.42  $        11.25  $       10.50
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.16           0.14           0.17            0.57           0.23
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.19            0.31           0.70
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.20           0.23           0.36            0.88           0.93
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.51          (1.10)         (0.66)          (1.03)          0.78
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.71          (0.87)         (0.30)          (0.15)          1.71
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.16)         (0.14)         (0.45)          (0.44)         (0.18)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.13)          (0.24)         (0.78)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.16)         (0.14)         (0.58)          (0.68)         (0.96)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $         10.08  $        8.53  $        9.54  $        10.42  $       11.25
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           20.19%         (8.52%)        (2.74%)         (1.38%)        16.43%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       125,318  $      61,960  $      50,729 $        37,808  $      27,961
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.17%          2.44%          3.22%           2.32%          1.91%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                57.76%         77.11%         93.99%          76.55%        105.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.42  $        9.73  $       10.81  $        12.18  $       10.67
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.14           0.10           0.01            0.56           0.14
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.22            0.33           0.77
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.18           0.19           0.23            0.89           0.91
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.83          (1.40)         (0.75)          (1.39)          1.43
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               2.01          (1.21)         (0.52)          (0.50)          2.34
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.14)         (0.10)         (0.44)          (0.35)         (0.10)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.12)          (0.52)         (0.73)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.14)         (0.10)         (0.56)          (0.87)         (0.83)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $         10.29  $        8.42  $        9.73  $        10.81  $       12.18
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           23.94%        (12.03%)        (4.64%)         (4.34%)        22.05%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $       132,218  $      80,966  $      69,288 $        52,878  $      36,469
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.00%          2.00%          2.39%           1.25%          0.96%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                53.30%         76.97%         96.23%          74.26%        101.16%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2003           2002 ~          2001 ~         2000 ~         1999 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $          8.71  $        9.47  $       10.13  $        10.60  $       10.47
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.22           0.17           0.27            0.54           0.31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                      0.04           0.09           0.18            0.41           0.45
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Total distributions received                        0.26           0.26           0.45            0.95           0.76
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     investments                                         1.17          (0.86)         (0.51)          (0.97)          0.10
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                               1.43          (0.60)         (0.06)          (0.02)          0.86
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                              (0.23)         (0.16)         (0.47)          (0.40)         (0.27)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                  0.00           0.00          (0.13)          (0.05)         (0.46)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.23)         (0.16)         (0.60)          (0.45)         (0.73)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $           9.91 $         8.71 $         9.47  $        10.13  $       10.60
------------------------------------------------==============---============---============---=============---============
------------------------------------------------==============---============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           16.49%         (5.31%)        (0.66%)         (0.12%)         8.34%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)             $         35,878  $      23,352 $       18,788 $        16,132  $      13,672
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #               0.25%          0.25%          0.25%           0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                 2.65%          3.09%          3.62%           3.19%          2.70%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                61.38%         82.07%         95.19%          80.88%        116.96%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
# Does not include expenses of the investment companies in which the portfolio invests.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
See notes to financial statements.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
MAXIM AGGRESSIVE PROFILE II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Period
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                Ended
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                             Year Ended December 31,                          December 31,
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                         2003           2002         2001          2000         1999 +
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $        6.72  $       8.32  $      9.85  $      11.01 $         9.78
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                        0.05          0.04         0.03          0.30           0.02
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                          0.04          0.08         0.09          0.36           0.63
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions received                             0.09          0.12         0.12          0.66           0.65
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       1.97         (1.68)       (1.46)        (1.32)          0.97
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations               2.06         (1.56)       (1.34)        (0.66)          1.62
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                  (0.05)        (0.04)       (0.10)        (0.30)         (0.02)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                (0.09)        (0.20)         (0.37)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.05)        (0.04)       (0.19)        (0.50)         (0.39)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $        8.73  $       6.72  $      8.32  $       9.85 $        11.01
------------------------------------------------------============---===========---==========---===========--=============---
------------------------------------------------------============---===========---==========---===========--=============---

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                               30.70%       (18.82%)     (13.37%)       (6.15%)        16.72% o
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                    $     591,561  $    367,126  $    97,128  $     56,990 $        2,196
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                   0.10%         0.10%        0.10%         0.10%          0.10% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        0.81%         1.00%        0.78%         0.60%          1.63% *
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    57.59%        73.73%       50.89%       175.29%        114.40% o
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 16, 1999.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly are not representative of a full year.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-----------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM CONSERVATIVE PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ended
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,                          December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                           2003          2002          2001          2000         1999 +
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        8.95 $       9.41  $       9.81  $      10.23 $         9.91
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.37         0.33          0.38          0.44           0.12
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                            0.04         0.08          0.04          0.12           0.18
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions received                               0.41         0.41          0.42          0.56           0.30
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         0.61        (0.54)        (0.36)        (0.45)          0.19
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                        1.02        (0.13)         0.06          0.11           0.49
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    (0.37)       (0.33)        (0.42)        (0.44)         (0.12)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                       (0.04)                     (0.04)        (0.09)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.41)       (0.33)        (0.46)        (0.53)         (0.17)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        9.56 $       8.95  $       9.41  $       9.81 $        10.23
--------------------------------------------------------============--===========---===========---===========--=============---
--------------------------------------------------------============--===========---===========---===========--=============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 11.47%       (1.42%)        0.60%         0.95%          5.00% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      $     202,848 $    138,060  $     16,771  $      4,889 $          739
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                     0.10%        0.10%         0.10%         0.10%          0.10% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          3.50%        5.39%         5.16%         5.98%          8.24% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      75.27%       49.35%        66.37%        88.50%        176.32% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 30, 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATE PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ended
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,                          December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                           2003          2002          2001          2000         1999 +
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        7.64 $       8.64  $       9.61  $      10.37 $         9.79
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.16         0.17          0.20          0.37           0.07
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                            0.04         0.08          0.07          0.22           0.35
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions received                               0.20         0.25          0.27          0.59           0.42
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         1.34        (1.08)        (0.92)        (0.81)          0.41
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                 1.55        (0.83)        (0.65)        (0.22)          0.83
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    (0.16)       (0.17)        (0.25)        (0.37)         (0.07)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                       (0.01)                     (0.07)        (0.17)         (0.18)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.17)       (0.17)        (0.32)        (0.54)         (0.25)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        9.02 $       7.64  $       8.64  $       9.61 $        10.37
--------------------------------------------------------============--===========---===========---===========--=============---
--------------------------------------------------------============--===========---===========---===========--=============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 20.34%       (9.63%)       (6.74%)       (2.19%)         8.47% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      $     931,192 $    595,560  $     67,421  $     34,931 $        2,706
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                     0.10%        0.10%         0.10%         0.10%          0.10% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          2.23%        3.62%         2.77%         3.98%          5.72% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      74.01%       45.84%        67.24%       172.40%        113.22% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 16, 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ended
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,                          December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                           2003          2002          2001          2000         1999 +
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        7.05 $       8.30  $       9.59  $      10.71 $         9.86
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.13         0.15          0.13          0.33           0.05
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                            0.04         0.08          0.08          0.28           0.39
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions received                               0.17         0.23          0.21          0.61           0.44
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         1.53        (1.33)        (1.24)        (1.22)          0.68
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                 1.70        (1.10)        (1.03)        (0.61)          1.12
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    (0.13)       (0.15)        (0.19)        (0.33)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                  (0.07)        (0.18)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.13)       (0.15)        (0.26)        (0.51)         (0.27)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        8.62 $       7.05  $       8.30  $       9.59 $        10.71
--------------------------------------------------------============--===========---===========---===========--=============---
--------------------------------------------------------============--===========---===========---===========--=============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 24.25%      (13.29%)      (10.74%)       (5.77%)        11.41% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      $      66,114 $     50,587  $     81,364  $     44,686 $        3,765
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                     0.10%        0.10%         0.10%         0.10%          0.10% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          1.77%        1.68%         1.96%         2.29%          4.76% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     103.04%      155.78%        50.92%       161.22%        105.09% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 16, 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Ended
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               Year Ended December 31,                          December 31,
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                           2003          2002          2001          2000         1999 +
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $        7.85 $       8.72  $       9.59  $      10.32 $         9.79
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.20         0.33          0.28          0.38           0.09
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Capital gain distributions received                            0.04         0.09          0.05          0.15           0.27
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions received                               0.24         0.42          0.33          0.53           0.36
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments         1.05        (0.97)        (0.84)        (0.78)          0.38
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Investment Operations                 1.29        (0.55)        (0.51)        (0.25)          0.74
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    (0.21)       (0.32)        (0.31)        (0.38)         (0.09)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                                  (0.05)        (0.10)         (0.12)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                           (0.21)       (0.32)        (0.36)        (0.48)         (0.21)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $        8.93 $       7.85  $       8.72  $       9.59 $        10.32
--------------------------------------------------------============--===========---===========---===========--=============---
--------------------------------------------------------============--===========---===========---===========--=============---

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 16.61%       (6.26%)       (5.38%)       (2.35%)         7.54% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      $      15,461 $     11,924  $     20,727  $      9,205 $          908
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets #                     0.10%        0.10%         0.10%         0.10%          0.10% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          2.76%        3.04%         3.58%         4.28%          7.54% *
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     110.33%      157.51%        58.68%       103.51%         84.96% o
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 + The portfolio commenced operations on September 27, 1999.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 o Based on operations for the period shown and, accordingly, are not representative of a full year.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 # Does not include expenses of the investment companies in which the portfolio invests.
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
 *  Annualized
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
See Notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

This Prospectus is intended for use in connection with variable insurance products, tax-deferred arrangements, or similar arrangements. The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about the Fund, call 1-800-537-2033.

The SAI and the annual and semi-annual reports are available on the EDGAR Database on the SEC's Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER 811-3364.






























                         This Prospectus should be read

                       and retained for future reference.